                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2671

                             Scudder Municipal Trust
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                        --------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2572
                                                            --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       5/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Managed Municipal Bond Fund

Annual Report to Shareholders

May 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Investment Products

<Click Here> Account Management Resources

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary May 31, 2003

Classes A, B, C and Institutional

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder Managed Municipal Bond Fund	1-Year	3-Year	5-Year	10-Year
Class A(a)	9.41%	9.12%	6.00%	6.11%
Class B(a)	8.52%	8.26%	5.17%	5.29%
Class C(a)	8.52%	8.24%	5.15%	5.26%
Lehman Brothers Municipal Bond Index+	10.36%	9.64%	6.47%	6.60%

Scudder Managed Municipal Bond Fund	Life of Class**
Institutional Class***	5.94%
Lehman Brothers Municipal Bond Index+	6.54%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 5/31/03	$ 9.50	$ 9.50	$ 9.50	$ 9.50
5/31/02	$ 9.12	$ 9.11	$ 9.11	$ -
8/19/02 (inception date for Institutional Class)	$ -	$ -	$ -	$ 9.33
Distribution Information: Twelve Months: Income Dividends	$ .42	$ .35	$ .35	$ .31+++
Capital Gains Distributions	$ .03	$ .03	$ .03	$ .03
May Income Dividend	$ .0361	$ .0295	$ .0294	$ .0368
SEC 30-day Yield++	3.06%	2.38%	2.32%	2.80%
Tax Equivalent Yield++	4.71%	3.66%	3.57%	4.31%
Current Annualized Distribution Rate++	4.56%	3.73%	3.71%	4.70%

++ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on May 31, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended May 31, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Yields and distribution rates are historical and will fluctuate.
+++ Income dividends for ten-month period.

Class A Lipper Rankings* - General Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	152	of	292	52

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment(b)* (Adjusted for Sales Charge)
[] Scudder Managed Municipal Bond Fund - Class A(c) [] Lehman Brothers Municipal Bond Index+

Yearly periods ended May 31

Comparative Results* (Adjusted for Sales Charge)
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class A(c)	Growth of $10,000	$10,449	$12,408	$12,779	$17,282
	Average annual total return	4.49%	7.46%	5.03%	5.62%
Class B(c)	Growth of $10,000	$10,552	$12,490	$12,768	$16,741
	Average annual total return	5.52%	7.69%	5.01%	5.29%
Class C(c)	Growth of $10,000	$10,744	$12,555	$12,724	$16,533
	Average annual total return	7.44%	7.88%	4.94%	5.16%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$11,036	$13,181	$13,679	$18,941
	Average annual total return	10.36%	9.64%	6.47%	6.60%

Scudder Managed Municipal Bond Fund		Life of Class**
Institutional Class***	Growth of $250,000	$264,850
	Average annual total return	5.94%
Lehman Brothers Municipal Bond Index+	Growth of $250,000	$266,350
	Average annual total return	6.54%

The growth of $10,000 and $250,000 are cumulative.

Notes to Performance Summary - Classes A, B, C and Institutional

* Returns and rankings during the periods shown for Class A shares reflect a temporary fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** Institutional class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.
*** Institutional class is not subject to sales charges.
a Returns shown for Class A, B and C shares for the periods prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of Scudder Managed Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
c Returns shown for Class A, B and C shares for the periods prior to their inception on June 25, 2001 are derived from the historical performance of Class S shares of Scudder Managed Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charge of each specific class. Returns for Class A reflect the current maximum initial sales charge of 4.50%. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C shares reflect an initial sales charge of 1%. Redemptions on Class C shares within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Although the Fund seeks income that is federally tax free, a portion of the Fund's returns may be subject to federal, state, local and the alternative minimum tax.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 728-3337 for the fund's most up-to-date performance. On the Web, go to scudder.com.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

Average Annual Total Returns
Scudder Managed Municipal Bond Fund	1-Year	3-Year	5-Year	10-Year
Class S	9.49%	9.34%	6.21%	6.32%
Class AARP(a)	9.61%	9.35%	6.22%	6.33%
Lehman Brothers Municipal Bond Index+	10.36%	9.64%	6.47%	6.60%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 5/31/03	$ 9.50	$ 9.50
5/31/02	$ 9.12	$ 9.12
Distribution Information: Twelve Months: Income Dividends	$ .44	$ .44
Capital Gains Distributions	$ .03	$ .03
May Income Dividend	$ .0373	$ .0372
SEC 30-day Yield++	3.32%	3.32%
Tax Equivalent Yield++	5.11%	5.11%
Current Annualized Distribution Rate++	4.71%	4.70%

++ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on May 31, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended May 31, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Yields and distribution rates are historical and will fluctuate.
Class S Lipper Rankings - General Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	150	of	292	52
3-Year	57	of	249	23
5-Year	15	of	217	7
10-Year	9	of	98	10

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment
[] Scudder Managed Municipal Bond Fund - Class S [] Lehman Brothers Municipal Bond Index+

Yearly periods ended May 31

Comparative Results
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,949	$13,073	$13,514	$18,460
	Average annual total return	9.49%	9.34%	6.21%	6.32%
Class AARP(a)	Growth of $10,000	$10,961	$13,075	$13,520	$18,468
	Average annual total return	9.61%	9.35%	6.22%	6.33%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$11,036	$13,181	$13,679	$18,941
	Average annual total return	10.36%	9.64%	6.47%	6.60%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Class AARP and Class S

a Returns shown for Class AARP shares for the period prior to its inception on July 31, 2000 are derived from the historical performance of Class S shares of Scudder Managed Municipal Bond Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.
+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes may vary, expense ratios are the same.

Although the Fund seeks income that is federally tax free, a portion of the Fund's returns may be subject to federal, state, local and the alternative minimum tax.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 728-3337 (Class AARP) or (800) SCUDDER (Class S) for the fund's most up-to-date performance. On the Web, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

Portfolio Management Review

Scudder Managed Municipal Bond Fund:
A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Managed Municipal Bond Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Philip G. Condon

Managing Director of Deutsche Asset Management and Co-Lead Manager of the fund.

• Joined Deutsche Asset Management in 1983 and the fund in 1990.

• Over 26 years of investment industry experience.

• MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield

CFA, Managing Director of Deutsche Asset Management and Co-Lead Manager of the fund.

• Joined Deutsche Asset Management in 1986 and the fund in 1998.

• Over 16 years of investment industry experience.

Eleanor R. Brennan

CFA, Director of Deutsche Asset Management and Co-Lead Manager of the fund.

• Joined Deutsche Asset Management in 1995 and the fund in 1999.

• Over 16 years of investment industry experience.

• MS, Drexel University.

Matthew J. Caggiano

CFA, Vice President of Deutsche Asset Management and Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1989 and the fund in 1999.

• Over 13 years of investment industry experience.

• MS, Boston College.

Philip G. Condon, Ashton P. Goodfield and Eleanor R. Brennan serve as co-lead portfolio managers of Scudder Managed Municipal Bond Fund. In the following interview, Scudder's municipal bond team discusses the fund's performance and the recent market environment for municipal bonds.

Q: Will you describe the general market environment during the annual period ended May 31, 2003?

A: The last year has been a strong period for bonds. Overall, the bond market delivered positive returns and outpaced stocks. For the one-year period, the Lehman Brothers Aggregate Bond Index gained 11.58% and the S&P 500 index fell 8.06%. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, rose 10.36%.1 In general, on a pre-tax basis, municipal bonds lagged government bonds, while corporate bonds tended to outperform both municipal and taxable government issues.

1 Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.
The S&P 500 index is an unmanaged index, widely regarded as representative of the equity market in general.
The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

The annual period began with investors concerned about the sluggish US economy and weak corporate earnings, as well as geopolitical concerns in the Middle East and the possibility of terrorist attacks. These worries abated toward the end of the annual period as the stock market began to predict a recovery in the economy and the war in Iraq came to a conclusion. Throughout the period, demand for municipal bonds remained strong among individual and institutional buyers. At the same time, the introduction of new municipal bonds continued to be heavy, as states issued more debt to make up for revenue shortfalls and to refinance old debt at new, lower rates.

Interest rates declined throughout the annual period. While the Federal Reserve Board acted just once during the period by lowering the federal funds rate by 50 basis points on November 6, general interest rates in the marketplace declined steadily over the 12 month period.2 In fact, by the end of the period, rates on US Treasuries were near the lowest levels they had seen since the late 1950s. At the same time, stock and lower-quality, higher-yielding bonds experienced a more turbulent time. Prior to the Federal Reserve Board's action last fall, stocks and lower-quality bonds generally produced negative returns. However, in December 2002, stocks and lower-quality bonds began to perform better. At the same time, municipal bond prices lagged as the interest rate cut shifted investor interest to stocks and lower-quality, higher-yielding bonds. Then, in January and February, worries about a war with Iraq and terrorist attacks heightened, once again sparking a renewed interest in higher-quality bonds. By the end of the period, equity markets began to rebound, while the bond market continued to benefit from generally declining interest rates.

2 The federal funds rate is the rate that banks charge each other on overnight loans. The Federal Reserve Board's Open Market Committee sets a target rate to either make credit more easily available or tighten monetary policy in an attempt to avoid economic imbalances such as high inflation.

Q: How did municipal bond yields react during the annual period?

A: Municipal bond yields declined as a whole over the period, though not as much as Treasury bond yields. At the same time, the municipal bond yield curve steepened,

Municipal bond yield curve (as of 5/31/02 versus 5/31/03) (7-day yield)

Source: Deutsche Asset Management

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

as intermediate-term (5 to 10 year) municipal bond yields declined more than long-term yields. (The yield curve illustrates the relationship between the yield on bonds of the same credit quality but different maturities. A steepening of the curve means that the difference in yields between longer-term and shorter-term maturities increases.)

Q: How did Scudder Managed Municipal Bond Fund perform during the period?

A: Scudder Managed Municipal Bond Fund posted strong absolute and relative results during the period. The fund's total return of 9.41% (Class A shares, unadjusted for sales charges) outpaced the 9.17% gain by its average peer in the Lipper General Municipal Debt Funds category5. The fund's benchmark, the unmanaged Lehman Brothers Municipal Bond Index, rose 10.36% during the period. (Please see pages 4 through 9 for performance of other share classes.)

5 The Lipper General Municipal Debt Funds category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper Inc. as falling into the category indicated.

Q: How was the fund positioned and how did this positioning contribute to its performance?

A: Throughout the period, solid credit selection and bonds with premium coupon structures aided our absolute results. However, in the second half of the period our relative results were held back somewhat by our decision to position the portfolio more defensively.

We continue to focus our purchases on issues with maturities between 15 and 20 years, while keeping the fund's duration neutral. As a result, we believe the fund will be well-positioned when the yield curve normalizes toward its average historical steepness.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' view is subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary May 31, 2003

Portfolio Composition	5/31/03	5/31/02

Revenue Bonds	62%	61%
General Obligation Bonds	21%	24%
Lease Obligations	9%	9%
US Government Secured	8%	6%
	100%	100%

Quality	5/31/03	5/31/02

AAA	72%	73%
AA	10%	11%
A	9%	5%
BBB	4%	4%
Not Rated	5%	7%
	100%	100%

Effective Maturity	5/31/03	5/31/02

0 < 5 years	16%	16%
5 < 10 years	40%	38%
10 < 15 years	28%	30%
Greater than 15 years	16%	16%
	100%	100%

Weighted average effective maturity: 10.40 years and 10.25 years, respectively.

Top Five State Allocations	5/31/03	5/31/02

Illinois	13%	12%
California	12%	6%
Texas	9%	10%
New York	7%	6%
New Jersey	6%	6%

Portfolio composition, quality, effective maturity and state allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 17. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of May 31, 2003

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 0.1%
Phoenix County, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,109,720
Alaska 1.9%
Anchorage, AK, Core City GO, 5.5%, 7/1/2021 (b)	3,860,000	4,340,184
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (b)	5,000,000	6,547,100
Anchorage, AK, State GO:
5.5%, 7/1/2019 (b)	2,500,000	2,847,575
5.5%, 7/1/2020 (b)	2,500,000	2,825,325
North Slope Borough, AK, County (GO) Lease, Series B, Zero Coupon, 6/30/2011 (b)	5,000,000	3,784,650
North Slope Borough, AK, Other GO:
Series B, Zero Coupon, 6/30/2004 (b)	30,500,000	30,120,580
Series B, Zero Coupon, 6/30/2005 (b)	43,800,000	42,590,244
		93,055,658
Arizona 1.5%
Arizona, School District GO, School Facilities Board Revenue:
5.5%, 7/1/2014	5,000,000	5,834,800
5.5%, 7/1/2015	3,000,000	3,488,790
5.5%, 7/1/2016	5,000,000	5,804,600
Arizona, State Agency (GO) Lease, Municipal Finance Program, Series 25, 7.875%, 8/1/2014 (b)	3,500,000	4,862,690
Arizona, Water & Sewer Revenue, Infrastructure Financing Authority:
Series A, 5.375%, 10/1/2016	3,540,000	4,064,416
Series A, 5.375%, 10/1/2017	2,280,000	2,609,528
Series A, 5.375%, 10/1/2018	2,200,000	2,514,886
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (b)	7,500,000	8,881,350
5.25%, 7/1/2017 (b)	10,000,000	11,852,900
Phoenix, AZ, Transportation/Tolls Revenue:
Series A, Zero Coupon, 7/1/2012 (b)	4,675,000	3,435,330
Series A, Zero Coupon, 7/1/2013 (b)	4,700,000	3,302,314
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., 6.0%, 7/1/2011 (b)	4,105,000	5,035,521
Scottsdale, AZ, Other GO:
5.375%, 7/1/2014	2,680,000	3,137,101
5.375%, 7/1/2015	2,635,000	3,063,873
Tucson, AZ, Water & Sewer Revenue:
5.5%, 7/1/2015 (b)	1,430,000	1,692,090
5.5%, 7/1/2018 (b)	4,100,000	4,749,645
		74,329,834
Arkansas 0.9%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (b)	4,025,000	4,541,850
North Little Rock, AR, Electric Revenue:
Series A, 6.5%, 7/1/2010 (b)	19,750,000	24,481,310
Series A, 6.5%, 7/1/2015 (b)	13,080,000	16,788,180
		45,811,340
California 11.9%
Alameda County, County (GO) Lease, Santa Rita Jail Project, 5.375%, 6/1/2009 (b)	5,000,000	5,892,450
Banning, CA, Water & Sewer Revenue, Water System Improvement Project, 8.0%, 1/1/2019 (b)	960,000	1,347,888
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (b)	1,080,000	1,438,495
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020	2,000,000	2,147,860
Series A, 5.375%, 5/1/2021	5,000,000	5,394,500
Series A, 5.375%, 5/1/2022	10,665,000	11,462,102
Series A, 5.875%, 5/1/2016	20,000,000	23,150,000
California, Electric Revenue, Department Water Supply, Series 309, Inverse Floater, 9.32%, 5/1/2018* (b)	5,625,000	7,149,206
California, Higher Education Revenue:
5.25%, 11/1/2020 (b)	6,315,000	7,074,000
5.25%, 11/1/2021 (b)	4,000,000	4,449,240
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (b)	1,000,000	645,780
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008 (b)	2,250,000	2,624,243
California, Special Assessment Revenue, 6.625%, 6/1/2040	27,295,000	25,159,439
California, Special Assessment Revenue, Golden State TOB Securitization Corp, Series 2003-A-1, 6.75%, 6/1/2039	47,520,000	44,580,888
California, State (REV) Lease, 5.25%, 12/1/2020 (b)	22,040,000	24,430,018
California, State Agency (GO) Lease, Series A, 6.3%, 12/1/2006 (b)	8,095,000	9,402,504
California, State GO:
5.0%, 11/1/2016	10,000,000	10,749,300
5.0%, 11/1/2017	10,000,000	10,675,400
5.0%, 6/1/2021	14,500,000	15,066,660
5.0%, 10/1/2021	20,430,000	21,335,253
5.5%, 3/1/2015 (b) (d)	20,000,000	22,940,000
6.25%, 10/1/2007 (b) (d)	4,000,000	4,707,120
6.25%, 4/1/2008 (b) (d)	5,000,000	5,925,300
6.6%, 2/1/2009 (b) (d)	15,600,000	18,954,312
California, Water & Sewer Revenue:
5.0%, 12/1/2020 (b)	8,000,000	8,754,320
5.0%, 12/1/2021 (b)	16,025,000	17,411,163
5.0%, 12/1/2022 (b)	21,670,000	23,395,582
Series Y, 5.25%, 12/1/2019 (b)	5,000,000	5,645,250
Series W, 5.5%, 12/1/2015	3,390,000	3,949,960
Foothill, CA, Transportation/Toll Revenue, Eastern Corridor Agency:
Series A, Zero Coupon, 1/1/2018	21,890,000	12,015,421
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	24,731,124
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.1% to 1/1/2011	4,000,000	4,689,960
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.1% to 1/1/2012	4,000,000	4,689,960
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.15% to 1/1/2014	6,250,000	7,342,000
Series A, ETM, Step-up Coupon, 0% to 1/1/2005, 7.05% to 1/1/2009	5,000,000	5,660,400
Foothill, CA:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	7,099,620
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	2,898,050
Los Angeles County, County (GO) Lease, Capital Asset Leasing Corp., 6.0%, 12/1/2006 (b)	9,000,000	10,388,610
Los Angeles County, County (GO) Lease:
Zero Coupon, 9/1/2007	4,030,000	3,596,815
Zero Coupon, 9/1/2009	5,425,000	4,432,388
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, AMT, Series C, 7.5%, 12/1/2024	2,500,000	2,000,000
Los Angeles, CA, Higher Education Revenue, Unified School District, Inverse Floater:
9.03%, 7/1/2019* (b)	5,000,000	6,299,100
9.03%, 7/1/2020* (b)	1,375,000	1,710,088
Los Angeles, CA, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series B, 5.25%, 7/1/2018 (b)	7,470,000	8,375,439
Los Angeles, CA, School District GO, Series A, 5.375%, 7/1/2018 (b)	15,575,000	17,931,030
Los Angeles, CA, School District GO, Unified School District:
5.75%, 7/1/2015 (b)	2,000,000	2,463,680
5.75%, 7/1/2016 (b)	17,000,000	20,997,890
Madera County, Hospital & Healthcare Revenue, Valley Childrens Hospital, 6.5%, 3/15/2010 (b)	2,840,000	3,495,728
Murrieta Valley, CA, School District GO, Unified School District, Series A, Zero Coupon, 9/1/2014 (b)	4,235,000	2,743,687
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers:
5.5%, 10/1/2013 (b)	2,740,000	3,316,304
5.5%, 10/1/2014 (b)	2,000,000	2,418,480
Roseville, CA, School District GO, Junior High, Series B, Zero Coupon, 8/1/2015 (b)	1,000,000	614,260
San Diego, School District GO, 5.25%, 7/1/2025 (b)	11,500,000	12,560,185
San Diego, CA, Electric Revenue, Inverse Floater Rites-PA 626, Industrial Development Authority, 10.681%, 9/1/2019* (b)	7,300,000	7,646,677
San Diego, CA, School District GO, Series A, Zero Coupon, 7/1/2014 (b)	3,420,000	2,229,977
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (b)	6,300,000	7,158,375
5.681%, 4/22/2009 (b)	4,500,000	5,258,115
San Francisco, CA, Sales & Special Tax Revenue, Bay Area Rapid Transit District, 6.75%, 7/1/2010 (b)	2,000,000	2,512,560
San Joaquin County, County (GO) Lease, Facilities Project, 5.5%, 11/15/2013 (b)	3,895,000	4,722,571
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (b)	5,000,000	3,695,850
Series A, Zero Coupon, 1/15/2013 (b)	35,295,000	24,789,090
Series A, Zero Coupon, 1/15/2014 (b)	14,905,000	9,893,045
Ukiah, CA, School District (GO) Lease, Zero Coupon, 8/1/2015 (b)	2,000,000	1,228,520
		587,463,232
Colorado 3.1%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,332,460
Colorado, Senior Care Revenue, Health Facilities Authority:
6.75%, 12/1/2015	1,750,000	1,869,053
6.75%, 12/1/2025	4,150,000	4,367,626
Colorado, Transportation/Tolls Revenue:
Series A, 5.5%, 6/15/2014 (b)	6,000,000	7,039,500
Series A, 5.75%, 9/1/2014 (b)	14,700,000	18,158,322
6.0%, 6/15/2010 (b)	8,680,000	10,479,017
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Zero Coupon, 9/1/2016 (b)	5,000,000	2,898,800
Colorado, Transportation/Tolls Revenue, Zero Coupon:
Series B, 9/1/2014 (b)	11,295,000	7,305,493
Series B, 9/1/2015 (b)	21,500,000	13,173,695
Series B, 9/1/2017 (b)	8,000,000	4,390,720
Series B, 9/1/2018 (b)	20,560,000	10,645,968
Series B, 9/1/2019 (b)	36,500,000	17,787,545
Series B, 9/1/2020 (b)	7,000,000	3,215,590
Series B, 9/1/2034	15,200,000	1,561,496
Denver, CO, Airport Revenue:
Series A, 7.4%, 11/15/2005	1,250,000	1,349,850
Series A, 7.5%, 11/15/2006	1,000,000	1,080,390
Series A, 7.5%, 11/15/2023	5,945,000	6,472,738
Series A, Prerefunded, 7.5%, 11/15/2023	1,240,000	1,374,354
Denver, CO, Airport Revenue, Inverse Floater Rites-PA 762, AMT, 10.617%, 11/15/2013* (b)	5,000,000	6,492,550
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Tax Increment Revenue, AMT, 7.5%, 9/1/2004	345,000	349,354
Denver, CO, School District GO:
Series A, 6.5%, 6/1/2010	3,225,000	3,985,487
Series A, 6.5%, 12/1/2010	3,000,000	3,752,910
Douglas County, School District GO:
Series A, 6.5%, 12/15/2016 (b)	715,000	776,490
7.0%, 12/15/2013 (b)	10,000,000	13,414,500
Mesa County, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	8,579,223
		153,853,131
Connecticut 1.3%
Bridgeport, CT, Core City GO, Series A, 6.0%, 7/15/2014 (b)	5,535,000	6,791,556
Connecticut, Sales & Special Tax Revenue:
Series II, Inverse Floater, 9.34%, 10/1/2014* (b)	8,390,000	11,117,253
Series II, Inverse Floater, 9.34%, 10/1/2015* (b)	2,000,000	2,621,900
Series II, Inverse Floater, 9.34%, 10/1/2016* (b)	1,050,000	1,442,606
Series II, Inverse Floater, 9.34%, 10/1/2017* (b)	830,000	1,140,345
Connecticut, State GO:
5.5%, 12/15/2015	5,000,000	6,084,800
Series A, 5.375%, 4/15/2016	2,805,000	3,229,705
Series A, 5.375%, 4/15/2017	4,870,000	5,567,238
Series A, 5.375%, 4/15/2018	4,000,000	4,543,240
Series A, 5.375%, 4/15/2019	10,075,000	11,361,678
Series B, 5.5%, 6/15/2018	1,000,000	1,150,930
Series C, 5.5%, 12/15/2014	5,000,000	6,072,750
Series E, 6.0%, 3/15/2012	170,000	209,664
Greenwich, CT, Multi Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,657,450
		63,991,115
District of Columbia 1.1%
District of Columbia, Series A1, Prerefunded, 6.5%, 6/1/2010 (b)	1,095,000	1,365,607
District of Columbia, Core City GO:
Series B2, 5.5%, 6/1/2008 (b)	3,225,000	3,719,618
Series B3, 5.5%, 6/1/2009 (b)	2,840,000	3,310,446
Series B3, 5.5%, 6/1/2012 (b)	1,050,000	1,240,040
Series A1, 6.5%, 6/1/2010 (b)	1,175,000	1,447,036
District of Columbia, Core City GO, Series B, Zero Coupon, 6/1/2003 (b)	2,000,000	1,999,940
District of Columbia, Core City GO, Inverse Floater Rites-PA 568, 9.52%, 6/1/2007* (b)	12,500,000	16,744,500
District of Columbia, Senior Care Revenue, Series C, 1.35%, 8/15/2038** (b)	1,570,000	1,570,000
District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
5.5%, 10/1/2023 (b)	5,000,000	5,909,300
Series 14, Inverse Floater, 10.49%, 10/1/2012* (b)	1,970,000	2,932,168
Series 15, Inverse Floater, 10.49%, 10/1/2013* (b)	3,565,000	5,344,185
Series 13, Inverse Floater, 10.48%, 10/1/2016* (b)	1,210,000	1,788,961
Series 16, Inverse Floater, 10.49%, 10/1/2014* (b)	2,750,000	4,141,335
		51,513,136
Florida 2.6%
Florida, Industrial Development Revenue, Capital Travel Agency, Series A, 10.0%, 10/1/2033	13,250,000	15,084,993
Florida, State GO, Board of Public Education, Series D, 5.375%, 6/1/2016	5,765,000	6,644,047
Highlands County, Hospital & Healthcare Revenue: Adventist Hospital, Series A, 6.0%, 11/15/2031	7,000,000	7,586,950
Hospital-Adventist Health Systems, 5.25%, 11/15/2028	5,300,000	5,402,979
Jacksonville, FL, Health Facilities Authority:
ETM, 11.5%, 10/1/2012	85,000	142,622
Prerefunded 10/1/2003, 11.5%, 10/1/2012	10,000	10,347
Prerefunded 10/1/2004, 11.5%, 10/1/2012	35,000	39,765
Prerefunded 10/1/2005, 11.5%, 10/1/2012	40,000	49,340
Prerefunded 10/1/2006, 11.5%, 10/1/2012	15,000	19,801
Jacksonville, FL, Sales & Special Tax Revenue, 5.5%, 10/1/2014 (b)	3,000,000	3,501,000
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2014 (b)	4,025,000	4,875,684
5.5%, 10/1/2015 (b)	4,730,000	5,737,112
5.5%, 10/1/2016 (b)	6,760,000	8,202,652
5.5%, 10/1/2018 (b)	5,470,000	6,646,542
Lee County, Airport Revenue,:
AMT, Series 14, Inverse Floater, 10.297%, 10/1/2013* (b)	3,960,000	5,186,610
Series 14, Inverse Floater, 10.44%, 10/1/2020* (b)	1,410,000	1,766,321
Series 14, Inverse Floater, 10.69%, 10/1/2015* (b)	1,500,000	1,999,905
Miami-Dade County, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (b)	2,195,000	1,325,231
Series A, Zero Coupon, 10/1/2022 (b)	7,000,000	2,584,260
Orange County, Health Facilities Authority Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (b)	710,000	917,931
Orange County, Hospital & Healthcare Revenue, Health Facilities Authority, Orlando Regional Healthcare:
Series A, 6.25%, 10/1/2016 (b)	290,000	370,417
Series C, 6.25%, 10/1/2021 (b)	6,000,000	7,619,520
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	3,500,000	4,587,275
Palm Beach County, Airport Revenue:
5.75%, 10/1/2012 (b)	5,000,000	6,103,050
5.75%, 10/1/2013 (b)	5,000,000	6,156,450
Palm Beach County, Resource Recovery Revenue, Solid Waste Authority, Series A, Zero Coupon, 10/1/2013 (b)	20,000,000	13,646,000
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (b)	10,000,000	12,072,100
		128,278,904
Georgia 1.9%
Atlanta, GA, Airport Revenue, AMT:
Series B, 5.75%, 1/1/2010 (b)	4,240,000	4,865,146
Series B, 5.75%, 1/1/2011 (b)	1,590,000	1,815,939
Series C, 6.0%, 1/1/2011 (b)	7,375,000	8,530,810
Series C, 6.125%, 1/1/2012 (b)	7,735,000	8,949,240
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (b)	13,000,000	15,725,320
Cobb County, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (b)	2,305,000	2,731,702
Fulton County, Single Family Housing Revenue:
Series A, 6.55%, 3/1/2018 (b)	80,000	83,077
Series A, 6.6%, 3/1/2028 (b)	1,250,000	1,278,925
Georgia, Electric Revenue, Municipal Electric Authority Power Revenue:
Series Y, 6.4%, 1/1/2013 (b)	3,305,000	4,114,494
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (b)	195,000	242,853
Series V, 6.5%, 1/1/2012 (b)	5,000,000	6,068,800
Series X, 6.5%, 1/1/2012 (b)	3,500,000	4,231,745
Series W, 6.6%, 1/1/2018 (b)	11,270,000	14,944,696
Georgia, Electric Revenue, Inverse Floater Rites-PA 786, 11.27%, 1/1/2016*	4,600,000	7,257,282
Georgia, State GO, Series C, 5.5%, 9/1/2014	5,485,000	6,660,271
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (b)	200,000	259,524
Macon-Bibb County, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (b)	3,000,000	3,493,530
		91,253,354
Hawaii 0.2%
Hawaii, Airport Revenue, AMT, Series B, 6.5%, 7/1/2013 (b)	6,680,000	8,045,392
Hawaii, State GO, Series CU, 5.875%, 10/1/2014 (b)	1,500,000	1,824,435
		9,869,827
Illinois 12.7%
Chicago, IL, Central Station Project, Series A, Prerefunded, 8.9%, 1/1/2011	1,250,000	1,283,450
Chicago, IL, Emergency Telephone Systems, ETM, 5.6%, 1/1/2009 (b)	7,200,000	8,432,496
Chicago, IL, Core City GO:
Series B, 5.0%, 1/1/2010 (b)	5,200,000	5,902,000
Series B, 5.0%, 1/1/2011 (b)	1,620,000	1,841,276
Series B, 5.125%, 1/1/2015 (b)	9,550,000	11,061,861
Series A, 5.375%, 1/1/2013 (b)	15,410,000	17,856,954
6.25%, 1/1/2011 (b)	3,000,000	3,660,450
Series A, Zero Coupon, 1/1/2013 (b)	6,250,000	4,373,188
Zero Coupon, 1/1/2017	20,000,000	11,295,200
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (b)	5,000,000	5,874,050
Chicago, IL, School District (GO) Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (b)	11,025,000	13,677,284
Series A, 6.0%, 1/1/2020 (b)	46,340,000	58,174,309
Series A, 6.25%, 1/1/2009 (b)	6,735,000	8,057,552
Series A, 6.25%, 1/1/2011 (b)	10,000,000	12,201,500
Series A, 6.25%, 1/1/2015 (b)	28,725,000	36,179,425
Chicago, IL, School District (GO) Lease, Public Housing Revenue:
Series A, 5.25%, 12/1/2008 (b)	2,655,000	3,067,322
Series A, 5.25%, 12/1/2011 (b)	9,705,000	11,338,643
Chicago, IL, School District (REV) Lease, Board of Education:
Series A, 6.25%, 1/1/2010 (b)	11,550,000	13,965,914
6.25%, 12/1/2011 (b)	1,600,000	1,987,296
Chicago, IL, School District (REV) Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2009 (b)	10,420,000	12,129,922
Chicago, IL, School District GO, Board of Education, 6.0%, 12/1/2016 (b)	5,000,000	5,762,900
Chicago, IL, School District GO, Board of Education:
Series B, Zero Coupon, 12/1/2009 (b)	7,615,000	6,317,632
Series A, Zero Coupon, 12/1/2012 (b)	3,500,000	2,484,720
Series A, Zero Coupon, 12/1/2014 (b)	2,000,000	1,283,420
Chicago, IL, Water & Sewer Revenue, 5.375%, 1/1/2013 (b)	3,215,000	3,778,107
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (b)	6,350,000	4,524,502
Zero Coupon, 11/1/2018 (b)	5,165,000	2,660,078
Cook & Dupage Counties, School District GO, Zero Coupon, 12/1/2009 (b)	2,860,000	2,374,258
Cook County, ETM, Zero Coupon, 11/1/2004 (b)	3,205,000	3,155,931
Cook County, County GO, 6.5%, 11/15/2014 (b)	18,560,000	24,095,149
Cook County, County GO, Inverse Floater Rites-PA 591, 11.53%, 11/15/2013*	10,610,000	16,824,914
Decatur, IL, Other GO:
Zero Coupon, 10/1/2003 (b)	1,455,000	1,449,878
Zero Coupon, 10/1/2004 (b)	1,415,000	1,394,412
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue:
Zero Coupon, 5/15/2006	4,500,000	4,026,330
Zero Coupon, 5/15/2007	15,460,000	13,185,989
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (b)	895,000	679,019
Illinois, Educational Facilities Authority:
Series A, ETM, Zero Coupon, 7/1/2004 (b)	2,860,000	2,826,138
Series A, ETM, Zero Coupon, 7/1/2005 (b)	7,100,000	6,916,394
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	4,150,000	4,845,831
Illinois, Higher Education Revenue, University Retirement System:
Zero Coupon, 10/1/2003 (b)	2,750,000	2,740,045
Zero Coupon, 10/1/2005 (b)	7,000,000	6,772,360
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (b)	3,300,000	2,060,256
Illinois, Hospital & Healthcare Revenue, Adventist Health System, 5.5%, 11/15/2020	10,000,000	10,382,000
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.25%, 11/15/2029	5,475,000	5,618,117
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,052,830
6.0%, 8/15/2006 (b)	1,380,000	1,559,441
6.0%, 8/15/2007 (b)	1,460,000	1,680,825
6.0%, 8/15/2008 (b)	1,550,000	1,810,431
6.0%, 8/15/2009 (b)	1,640,000	1,936,364
6.25%, 8/15/2013 (b)	3,400,000	4,234,666
Series A, 6.25%, 1/1/2015 (b)	17,000,000	21,154,120
6.4%, 6/1/2008 (b)	1,350,000	1,593,716
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero Coupon, 6/15/2011 (b)	2,900,000	2,212,381
Illinois, Pollution Control Revenue, Commonwealth Edison Co. Project, Series D, 6.75%, 3/1/2015 (b)	16,780,000	18,596,771
Illinois, Pollution Control Revenue, Development Finance Authority Pollution Control, 5.85%, 1/15/2014 (b)	5,000,000	6,040,350
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority: Zero Coupon, 6/15/2016 (b)	10,000,000	5,860,100
5.25%, 6/15/2042 (b)	5,000,000	5,359,500
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (b)	17,975,000	11,992,201
Illinois, Sales & Special Tax Revenue:
6.0%, 6/15/2010	3,500,000	4,220,405
6.125%, 6/15/2012	2,000,000	2,447,340
6.25%, 12/15/2011 (b)	3,000,000	3,728,790
6.25%, 12/15/2020 (b)	6,975,000	8,863,063
Series A, 6.5%, 12/15/2007 (b)	4,765,000	5,698,082
Series A, 6.5%, 12/15/2008 (b)	5,255,000	6,409,366
Series P, 6.5%, 6/15/2013	2,100,000	2,591,379
Illinois, Sales & Special Tax Revenue, Development Finance Authority, 7.5%, 11/15/2013	3,750,000	4,142,063
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (b)	7,565,000	5,209,335
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, Series A, 12/15/2018 (b)	6,660,000	3,412,051
Illinois, State GO, 5.5%, 5/1/2016 (b)	2,500,000	3,005,900
Illinois, Transportation/Tolls Revenue, Inverse Floater Rites-PA 584, Regional Transportation Authority, 11.921%, 11/1/2021*	12,900,000	21,774,942
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (b)	2,575,000	3,007,806
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (b)	2,500,000	3,101,550
Kane Cook & Du Page Counties, School District GO:
Series B, Zero Coupon, 1/1/2011 (b)	1,040,000	802,308
Series B, Zero Coupon, 1/1/2012 (b)	1,300,000	956,163
Series B, Zero Coupon, 1/1/2013 (b)	4,595,000	3,218,200
Kane County, School District GO, Aurora West Side, Series A, 6.5%, 2/1/2010 (b)	1,775,000	2,170,967
Lake Cook Kane & McHenry Counties, School District GO, 6.3%, 12/1/2017 (b)	1,885,000	2,449,369
Lake County, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (b)	5,880,000	3,979,878
Series B, Zero Coupon, 12/1/2014 (b)	5,985,000	3,842,370
Macon & Decatur Counties, County (GO) Lease, 6.5%, 1/1/2006 (b)	1,500,000	1,689,720
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System:
Zero Coupon, 10/1/2005 (b)	1,865,000	1,804,350
Zero Coupon, 10/1/2007 (b)	1,865,000	1,692,562
Oak Lawn, IL, Water & Sewer Revenue:
Zero Coupon, 10/1/2003 (b)	1,295,000	1,289,263
Zero Coupon, 10/1/2004 (b)	1,295,000	1,271,172
Zero Coupon, 10/1/2005 (b)	1,295,000	1,247,525
Zero Coupon, 10/1/2006 (b)	1,295,000	1,214,024
Rosemont, IL, Other GO, Tax Increment:
Zero Coupon, 12/1/2004 (b)	6,000,000	5,890,080
Zero Coupon, 12/1/2005 (b)	7,060,000	6,808,593
Zero Coupon, 12/1/2005 (b)	4,455,000	4,296,357
Zero Coupon, 12/1/2007 (b)	2,655,000	2,393,403
Skokie, IL, Other GO, Park District, Zero Coupon, Series B, 12/1/2011 (b)	3,000,000	2,237,640
St. Charles, IL, Multi Family Housing Revenue, Wessel Court Project, AMT, 7.6%, 4/1/2024	3,425,000	3,436,782
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	2,145,000	2,234,768
Will County, IL, Community Unit School District No. 201-U, Zero Coupon, ETM, 12/15/2006 (b)	3,725,000	3,511,185
Will County, IL, County GO:
Series B, Zero Coupon, 12/1/2011 (b)	4,145,000	3,089,103
Series B, Zero Coupon, 12/1/2012 (b)	2,480,000	1,760,602
Series B, Zero Coupon, 12/1/2013 (b)	12,030,000	8,134,927
Series B, Zero Coupon, 12/1/2014 (b)	10,255,000	6,576,326
Will County, IL, School District GO, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (b)	8,000,000	4,879,920
Winnebago County, School District GO, District No. 122 Harlem-Loves:
6.55%, 6/1/2009 (b)	1,675,000	2,047,202
6.55%, 6/1/2010 (b)	1,825,000	2,254,058
		628,393,057
Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (b)	10,160,000	12,128,094
Series B, 6.0%, 1/1/2012 (b)	1,750,000	2,118,935
Indiana, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2010 (b)	1,035,000	1,252,795
ETM, 6.0%, 7/1/2011 (b)	1,100,000	1,340,207
Indiana, Higher Education Revenue, Series H, Zero Coupon, 8/1/2006 (b)	6,000,000	5,667,480
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,829,163
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	5,276,891
ETM, 6.0%, 7/1/2003 (b)	430,000	431,763
ETM, 6.0%, 7/1/2004 (b)	455,000	477,805
Prerefunded, 6.0%, 7/1/2004 (b)	850,000	894,693
ETM, 6.0%, 7/1/2005 (b)	485,000	529,601
Prerefunded, 6.0%, 7/1/2005 (b)	1,535,000	1,685,829
Prerefunded, 6.0%, 7/1/2006 (b)	1,630,000	1,850,115
ETM, 6.0%, 7/1/2006 (b)	515,000	580,055
Prerefunded, ETM, 6.0%, 7/1/2007 (b)	1,725,000	2,001,397
ETM, 6.0%, 7/1/2007 (b)	545,000	625,840
Prerefunded, ETM, 6.0%, 7/1/2008 (b)	945,000	1,119,126
ETM, 6.0%, 7/1/2008 (b)	300,000	349,614
Prerefunded, ETM, 6.0%, 7/1/2009 (b)	980,000	1,176,804
ETM, 6.0%, 7/1/2009 (b)	310,000	365,431
ETM, 6.0%, 7/1/2010 (b)	325,000	384,313
ETM, 6.0%, 7/1/2011 (b)	345,000	416,750
ETM, 6.0%, 7/1/2012 (b)	370,000	445,284
Prerefunded, ETM, 6.0%, 7/1/2012 (b)	1,165,000	1,431,226
ETM, 6.0%, 7/1/2013 (b)	390,000	475,398
Prerefunded, ETM, 6.0%, 7/1/2013 (b)	1,230,000	1,521,854
ETM, 6.0%, 7/1/2014 (b)	410,000	501,807
Prerefunded, ETM, 6.0%, 7/1/2014 (b)	1,310,000	1,625,789
ETM, 6.0%, 7/1/2015 (b)	440,000	541,033
Prerefunded, ETM, 6.0%, 7/1/2015 (b)	1,385,000	1,723,037
ETM, 6.0%, 7/1/2016 (b)	465,000	572,675
Prerefunded, ETM, 6.0%, 7/1/2016 (b)	1,470,000	1,832,928
ETM, 6.0%, 7/1/2017 (b)	490,000	605,214
Prerefunded, ETM, 6.0%, 7/1/2017 (b)	1,560,000	1,950,094
ETM, 6.0%, 7/1/2018 (b)	520,000	643,292
Prerefunded, ETM, 6.0%, 7/1/2018 (b)	1,655,000	2,071,166
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	4,161,550
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (b)	4,550,000	5,497,629
Series A, ETM, 7.25%, 6/1/2015	880,000	1,130,149
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, 5.75%, 6/1/2012 (b)	450,000	547,992
Merrillville, IN, School District (REV) Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (b)	4,000,000	3,058,440
		72,839,258
Iowa 0.6%
Iowa, Project Revenue:
5.5%, 2/15/2015 (b)	10,530,000	12,644,951
5.5%, 2/15/2016 (b)	6,645,000	7,994,799
5.5%, 2/15/2020 (b)	8,000,000	9,576,560
		30,216,310
Kansas 0.9%
Johnson County, School District GO, Series B, 5.5%, 9/1/2015 (b)	1,860,000	2,251,772
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,393,520
Series II, 5.5%, 11/1/2015	1,000,000	1,207,320
Series II, 5.5%, 11/1/2017	1,000,000	1,207,830
Kansas, Transportation/Tolls Revenue, Development Financing Authority, Series A, 5.75%, 9/1/2013	8,235,000	9,700,830
Kansas City, KS, Utility Systems Revenue:
ETM, Zero Coupon, 9/1/2004 (b)	3,575,000	3,527,524
ETM, Zero Coupon, 9/1/2005 (b)	5,300,000	5,153,296
Kansas City, KS, Electric Revenue, Utility Systems Revenue:
Zero Coupon, 9/1/2004 (b)	2,640,000	2,601,562
Zero Coupon, 9/1/2006 (b)	1,375,000	1,301,163
Overland Park, KS, Industrial Development Revenue, Development Corp., Series A, 7.375%, 1/1/2032	12,000,000	12,267,840
Saline County, School District GO, 5.5%, 9/1/2017 (b)	3,240,000	3,723,084
		45,335,741
Kentucky 1.9%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority:
Series C, Step-up Coupon, 0% to 10/1/2005, 5.6% to 10/1/2012 (b)	13,670,000	14,455,205
Series C, Step-up Coupon, 0% to 10/1/2005, 5.7% to 10/1/2013 (b)	8,245,000	8,784,718
Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2014 (b)	5,130,000	5,456,986
Series C, Step-up Coupon, 0% to 10/1/2005, 5.85% to 10/1/2015 (b)	5,235,000	5,483,034
Series C, Step-up Coupon, 0% to 10/1/2005, 5.9% to 10/1/2016 (b)	6,500,000	6,764,615
Kentucky, Project Revenue:
5.5%, 8/1/2017 (b)	6,770,000	8,200,163
5.5%, 8/1/2018 (b)	5,000,000	6,053,600
5.5%, 8/1/2019 (b)	6,870,000	8,294,082
5.5%, 8/1/2020 (b)	4,320,000	5,200,114
Kentucky, Public Housing Revenue, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016 (b)	5,000,000	5,694,800
Kentucky, State (REV) Lease, Property and Buildings Project No. 68, 5.75%, 10/1/2015	5,375,000	6,283,751
Kentucky, State Agency (REV) Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2013	2,500,000	2,994,450
5.5%, 8/1/2014	4,250,000	5,097,578
5.5%, 8/1/2015	4,000,000	4,811,280
		93,574,376
Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (b)	2,335,000	2,799,455
5.75%, 12/1/2016 (b)	2,465,000	2,933,153
5.75%, 12/1/2017 (b)	2,610,000	3,087,056
5.75%, 12/1/2018 (b)	2,760,000	3,247,361
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,170,970
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,177,610
New Orleans, LA, Other GO, Zero Coupon, 9/1/2005 (b)	2,500,000	2,422,800
Orleans, LA, Sales & Special Tax Revenue, Levee, District Improvement Project, 5.95%, 11/1/2014 (b)	1,540,000	1,746,791
		18,585,196
Maine 0.1%
Maine, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Series B, Prerefunded, 7.1%, 7/1/2014 (b)	55,000	59,678
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (b)	4,350,000	5,055,309
		5,114,987
Maryland 1.0%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (b)	3,100,000	3,778,559
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,508,920
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031 (d)	37,000,000	33,033,970
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority:
7.2%, 1/1/2006 (b)	4,940,000	5,216,097
7.2%, 1/1/2007 (b)	3,390,000	3,579,467
		50,117,013
Massachusetts 5.1%
Massachusetts, Airport Revenue, AMT, Port Authority, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2017 (b)	4,000,000	4,327,280
Massachusetts, Airport Revenue, Port Authority, Series B, 5.5%, 7/1/2012 (b)	3,025,000	3,373,178
Massachusetts, Higher Education Revenue, 5.5%, 7/1/2022	9,000,000	10,769,670
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (b)	1,105,000	1,271,093
Series 2, 5.5%, 11/1/2018 (b)	1,400,000	1,603,574
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	7,468,285
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series I-1, 5.2%, 1/1/2028	10,500,000	12,091,065
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (b)	1,000,000	1,208,520
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	5,000,000	5,033,100
Massachusetts, Port Authority Revenue, AMT, Port Authority, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2018 (b)	5,000,000	5,382,200
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,500,000	2,362,665
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	18,768,000
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,323,490
Massachusetts, Resource Recovery Revenue, Development Finance Agency, Resource Recovery, Inverse Floater, Series 563, 9.83%, 1/1/2016* (b)	3,375,000	4,350,375
Massachusetts, Sales & Special Tax Revenue, Federal Highway, Series A, Zero Coupon, 12/15/2014	27,680,000	17,864,949
Massachusetts, State GO, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (b)	4,000,000	4,837,520
Series D, 5.5%, 11/1/2019 (b)	7,500,000	9,041,475
Series D, 5.5%, 11/1/2020 (b)	2,000,000	2,403,180
Massachusetts, State GO, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	5,301,489
Massachusetts, State GO, Inverse Floater Rites-PA 793, 10.124%, 10/1/2008*	6,095,000	8,630,520
Massachusetts, State GO, Transportation Authority:
Series A, 5.875%, 3/1/2015	10,075,000	12,424,087
Series B, 6.2%, 3/1/2016	17,450,000	21,929,241
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (b)	10,000,000	5,453,800
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (b)	34,315,000	41,113,831
Series J, 5.5%, 8/1/2021 (b)	5,685,000	6,774,360
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series A, 6.5%, 7/15/2009	2,625,000	3,221,636
Series A, 6.5%, 7/15/2019	13,710,000	17,845,622
Series C, 6.0%, 12/1/2011	10,000,000	12,234,300
		250,408,505
Michigan 2.5%
Detroit, MI, Core City GO:
Series B, 6.0%, 4/1/2016 (b)	2,865,000	3,398,320
Series B, 6.25%, 4/1/2010	3,410,000	3,615,930
Detroit, MI, School District GO:
Series A, 5.5%, 5/1/2015 (b)	6,675,000	7,798,670
Series A, 5.5%, 5/1/2017 (b)	3,295,000	3,794,687
Series C, 5.25%, 5/1/2014 (b)	1,000,000	1,178,050
Detroit, MI, State GO:
Series A-1, 5.375%, 4/1/2016 (b)	2,760,000	3,136,354
Series A1, 5.375%, 4/1/2018 (b)	3,000,000	3,383,610
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (b)	8,710,000	5,422,411
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (b)	2,955,000	3,463,437
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (b)	11,000,000	12,860,760
Michigan, Hospital & Healthcare Revenue, Finance Authority:
Series A, 6.0%, 11/15/2013 (b)	10,000,000	12,255,100
Series A, 6.25%, 11/15/2014 (b)	10,000,000	12,404,000
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	1,930,000	2,028,334
Michigan, Sales & Special Tax Revenue, State Trunk Line: Series A, 5.5%, 11/1/2014 (b)	4,055,000	4,736,199
Series A, 5.5%, 11/1/2016 (b)	9,545,000	11,013,689
Series A, 5.5%, 11/1/2017	7,000,000	8,498,910
Michigan, State Agency (GO) Lease, Building Authority, Inverse Floater, Series B, 9.55%, 4/15/2009*	2,500,000	3,303,025
Michigan, State Agency (GO) Lease, Inverse Floater Rites-PA 889R, Series A, 9.55%, 4/15/2009*	4,155,000	5,546,426
Michigan, State GO:
5.5%, 12/1/2014	5,000,000	6,075,200
5.5%, 12/1/2015	5,875,000	7,146,526
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	2,265,000	2,545,271
		123,604,909
Minnesota 0.3%
New Hope, MN, Hospital & Healthcare Revenue, Masonic Home North Ridge:
5.875%, 3/1/2029	2,700,000	2,692,602
5.9%, 3/1/2019	1,335,000	1,351,407
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	4,018,507
Series A, 5.75%, 7/1/2018	6,760,000	8,390,918
		16,453,434
Mississippi 0.4%
Jones County, Hospital & Healthcare Revenue, South Central Regional Medical Center, 5.5%, 12/1/2017	1,375,000	1,395,556
Mississippi, State GO:
5.5%, 12/1/2014	10,655,000	12,889,247
5.5%, 12/1/2015	6,000,000	7,264,380
		21,549,183
Missouri 2.2%
Missouri, Hospital & Healthcare Revenue:
Series AA, 6.35%, 6/1/2008 (b)	8,125,000	9,690,769
Series AA, 6.4%, 6/1/2009 (b)	8,640,000	10,502,093
Missouri, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	13,790,808
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,402,068
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,341,680
Series A, 5.625%, 2/1/2016	3,125,000	3,626,938
Missouri, Water & Sewer Revenue, Clearence Cannon Wholesale, 6.0%, 5/15/2020	10,000,000	10,198,500
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series C, 5.375%, 7/1/2016	3,585,000	4,287,875
Series C, 5.375%, 7/1/2017	4,305,000	5,156,572
Series C, 5.375%, 7/1/2018	3,250,000	3,889,535
Series B, 5.5%, 7/1/2014	3,000,000	3,613,170
Series B, 5.5%, 7/1/2015	3,500,000	4,225,305
Series B, 5.5%, 7/1/2016	5,065,000	6,124,092
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (b)	6,000,000	6,973,560
St. Louis, MO, County GO, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2016 (b)	6,895,000	4,073,704
St. Louis, MO, County (GO) Lease, Regional Convention & Sports Complex Authority, Series C, 7.9%, 8/15/2021	125,000	125,778
St. Louis, MO, Industrial Development Revenue, Convention Center AMT, Series A, 6.875%, 12/15/2020	2,500,000	2,520,050
St. Louis, MO, Industrial Development Revenue, St. Louis Convention, AMT, Series A, 7.25%, 12/15/2035	5,000,000	5,077,400
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	6,300,000	7,740,432
St. Louis, MO, State (GO) Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (b)	4,200,000	2,623,152
		109,983,481
Montana 0.1%
Montana, Higher Education Revenue, Series F, 6.0%, 5/15/2019 (b)	5,000,000	5,974,650
Nebraska 0.3%
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,903,482
Omaha, NE, Core City GO, Series A, 6.5%, 12/1/2018	1,000,000	1,330,200
Omaha, NE, School District GO:
Series A, 6.5%, 12/1/2015	1,480,000	1,941,479
Series A, 6.5%, 12/1/2016	1,000,000	1,317,450
Series A, 6.5%, 12/1/2017	4,000,000	5,304,360
Scotts Bluff County, Hospital & Healthcare Revenue, 6.45%, 12/15/2004	870,000	890,549
		16,687,520
Nevada 0.9%
Clark County, Airport Revenue, Airport Jet Aviation Fuel:
Series C, 5.375%, 7/1/2018 (b)	1,500,000	1,635,015
Series C, 5.375%, 7/1/2019 (b)	1,100,000	1,189,639
Series C, 5.375%, 7/1/2020 (b)	1,100,000	1,184,051
Series C, 5.375%, 7/1/2021 (b)	1,500,000	1,607,040
Clark County, School District GO, Series B, Zero Coupon, 3/1/2005	8,070,000	7,890,120
Henderson, NV, Hospital & Healthcare Revenue, Catholic Healthcare West, 5.375%, 7/1/2026	15,000,000	14,359,050
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry: Zero Coupon, 1/1/2013 (b)	5,000,000	3,471,650
7.375%, 1/1/2040	15,000,000	13,616,700
		44,953,265
New Hampshire 0.1%
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018	2,500,000	2,583,900
New Hampshire, Senior Care Revenue, Higher Education Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	4,000,000	4,118,040
		6,701,940
New Jersey 6.2%
Atlantic City, NJ, School District GO, Board of Education, 6.1%, 12/1/2014 (b)	4,500,000	5,701,365
New Jersey, Transportation/Tolls Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	3,326,000	3,882,839
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,006,700
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp, 5.75%, 6/1/2032	18,000,000	16,323,660
New Jersey, Senior Care Revenue, Economic Development Authority, United Methodist Homes:
5.5%, 7/1/2019	4,000,000	4,011,400
5.75%, 7/1/2029	9,500,000	9,391,890
New Jersey, Special Assessment Revenue:
6.25%, 6/1/2043	28,000,000	24,249,120
6.75%, 6/1/2039	35,480,000	33,072,327
New Jersey, State (REV) Lease, Transportation Trust Fund Authority, Inverse Floater, Rites-PA 785, 10.425%, 9/15/2015* (b)	5,190,000	7,185,347
New Jersey, State Agency (GO) Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	4,294,440
New Jersey, State Agency (GO) Lease, Transportation Trust Fund Authority, Inverse Floater, Residual Certificates, Series 224, 10.06%, 6/15/2016*	11,000,000	15,908,860
New Jersey, State GO:
5.25%, 7/1/2016	5,000,000	5,909,350
Series H, 5.25%, 7/1/2017	14,665,000	17,346,495
New Jersey, Transportation/Tolls Revenue:
5.5%, 12/15/2015 (b)	5,000,000	6,039,150
5.75%, 6/15/2017	8,000,000	9,827,920
Inverse Floater, 9.575%, 1/1/2013* (b)	14,935,000	20,800,273
New Jersey, Transportation/Tolls Revenue, Economic Development Authority, Series A, 5.875%, 5/1/2014 (b)	5,000,000	5,809,500
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (b)	11,000,000	12,951,620
New Jersey, Transportation/Tolls Revenue, Turnpike Authority, Series C, 6.5%, 1/1/2016 (b) (d)	49,470,000	63,328,526
New Jersey, Transportation/Tolls Revenue, Turnpike Authority: Inverse Floater Rites-PA 613, 10.05%, 1/1/2016* (b)	21,170,000	33,030,069
Inverse Floater Rites-PA 614, 10.05%, 1/1/2016* (b)	3,830,000	5,975,681
		306,046,532
New Mexico 0.4%
Albuquerque, NM, Hospital and Healthcare Revenue, Southwest Community Health Services:
ETM, 10.0%, 8/1/2003	190,000	192,842
Prerefunded, 10.125%, 8/1/2012	3,615,000	4,666,423
Los Alamos County, Electric Revenue, Utility Systems, Series A, 6.1%, 7/1/2010 (b)	4,400,000	4,719,264
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, 6.8%, 3/1/2031 (b)	6,850,000	7,854,553
Socorro, NM, Southwest Community Health Services, ETM, 10.0%, 8/1/2003	260,000	263,890
		17,696,972
New York 6.8%
Monroe County, Airport Revenue: Inverse Floater Rites-PA 585A, 10.064%, 1/1/2011*	2,005,000	2,748,494
Inverse Floater Rites-PA 585B, 10.062%, 7/1/2011*	2,515,000	3,466,223
Inverse Floater Rites-PA 585C, 10.312%, 7/1/2012*	1,915,000	2,689,139
Nassau County, Sales & Special Tax Revenue, Interim Finance Authority:
Series A, 5.75%, 11/15/2015	3,060,000	3,531,271
Series A, 5.75%, 11/15/2016 (b)	4,250,000	4,983,975
New York, 5.875%, 2/15/2019	2,520,000	2,859,721
New York, Core City GO, 5.875%, 2/15/2019	13,540,000	14,815,739
New York, Electric Revenue, Zero Coupon, 6/1/2009 (b)	6,750,000	5,780,768
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	11,943,900
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019 (b)	11,860,000	13,973,808
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (b)	5,075,000	6,214,338
Series B, 6.0%, 7/1/2014	7,000,000	8,727,880
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2018	5,000,000	5,708,200
New York, School District GO, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,794,015
New York, Senior Care Revenue, Dormitory Authority, City University:
Series A, 5.25%, 5/15/2021	2,000,000	2,305,500
Series F, 5.375%, 7/1/2007	2,000,000	2,253,900
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, 5.75%, 7/1/2013 (b)	6,775,000	8,098,361
New York, State (GO) Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,553,043
New York, State Agency (GO) Lease, Dormitory Authority, City University:
5.25%, 5/15/2017 (b)	3,500,000	4,122,230
Series C, 7.5%, 7/1/2010 (b)	5,750,000	7,088,715
Series D, 7.0%, 7/1/2009 (b)	4,000,000	4,641,680
New York, State Agency (GO) Lease, Metropolitan Transportation Authority, Series A, 6.0%, 4/1/2020 (b)	5,000,000	6,311,100
New York, State Agency (GO) Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (b)	4,500,000	5,563,080
New York, State Agency (GO) Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,312,368
New York, State GO, Dorm Authority, Inverse Floater, 41.72%, 11/15/2023*	1,000,000	2,325,800
New York, Transportation/Tolls Revenue, 5.0%, 11/15/2021	12,000,000	12,893,040
New York, Transportation/Tolls Revenue, Inverse Floater, Securities Trust Certificates, 9.59%, 11/15/2017* (b)	7,500,000	9,930,525
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (b)	1,530,000	1,782,634
5.5%, 11/15/2018 (b)	5,000,000	5,775,300
New York, Transportation/Tolls Revenue, Thruway Authority Service Contract, Local Highway and Bridge Building, 5.625%, 4/1/2012 (b)	5,470,000	6,509,956
New York, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.125%, 1/1/2029	22,250,000	23,489,325
Series E, 5.5%, 11/15/2020 (b)	3,750,000	4,278,413
Series E, 5.5%, 11/15/2021 (b)	6,000,000	6,794,760
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, 5.5%, 1/1/2017	5,050,000	6,074,898
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,869,533
New York and New Jersey, Port Authority Revenue:
Inverse Floater, AMT, Series II, 10.03%, 10/15/2014* (b)	6,160,000	7,788,026
6.0%, 7/1/2013	6,555,000	7,338,650
6.0%, 7/1/2015	2,500,000	2,798,875
New York and New Jersey, Port Authority Revenue, Special Obligation, AMT, Series 4, 7.0%, 10/1/2007	1,700,000	1,799,841
New York, NY, Series E, ETM, 7.0%, 12/1/2007 (b)	1,385,000	1,405,872
New York, NY, Metropolitan Transportation Authority, Series C, Prerefunded, 5.125%, 7/1/2013 (b)	3,470,000	4,073,641
New York, NY, Core City GO:
Series A, 5.75%, 8/1/2016	6,350,000	7,069,201
Series A, 6.5%, 5/15/2012	7,000,000	8,231,790
Series C, 5.375%, 11/15/2017 (b)	5,000,000	5,408,350
Series E, 6.5%, 2/15/2005	7,000,000	7,565,600
Series F, 5.25%, 8/1/2016	5,000,000	5,349,750
Series F, 8.4%, 11/15/2005	190,000	196,380
Series F, 8.4%, 11/15/2006	560,000	578,805
Series G, 6.75%, 2/1/2009	2,000,000	2,381,340
Series G, Zero Coupon, 8/1/2009 (b)	4,995,000	4,197,099
New York, NY, Sports, Expo & Entertainment Revenue, Industrial Development Agency, USTA National Tennis Center:
6.5%, 11/15/2010 (b)	3,485,000	3,814,576
6.6%, 11/15/2011 (b)	3,000,000	3,273,720
New York, NY, State GO, Series A, 5.25%, 3/15/2015	2,500,000	2,830,600
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority, Series A, 5.375%, 6/15/2019	25,000,000	28,121,000
Suffolk County, Water & Sewer Revenue, Industrial Development Agency, 6.0%, 2/1/2007 (b)	8,000,000	9,164,720
		337,599,468
North Carolina 1.2%
Charlotte, NC, Core City GO, 5.5%, 8/1/2018 (c)	4,165,000	4,720,278
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,657,969
5.5%, 6/1/2017	3,255,000	3,763,919
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (b)	4,000,000	4,433,400
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (b)	8,235,000	9,927,704
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (b)	8,775,000	10,960,414
Series B, 6.0%, 1/1/2022 (b) (d)	18,775,000	23,312,730
		60,776,414
Ohio 3.3%
Akron, OH, Higher Education Revenue, 5.75%, 1/1/2013 (b)	2,365,000	2,767,334
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (b)	1,000,000	1,234,990
Akron, OH, Water & Sewer Revenue, 5.9%, 12/1/2011 (b)	385,000	439,986
Avon, OH, School District GO, 6.5%, 12/1/2015 (b)	940,000	1,233,101
Batavia, OH, Local School District, Prerefunded, 7.0%, 12/1/2014 (b)	500,000	581,145
Beavercreek, OH, School District GO, Local School District, 6.6%, 12/1/2015 (b)	1,500,000	1,973,880
Big Walnut, OH, School District GO, Local School District, Zero Coupon, 12/1/2012 (b)	420,000	305,294
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,518,285
Series A, 5.75%, 6/1/2015 (b)	2,000,000	2,359,880
Series A, 5.75%, 6/1/2016 (b)	1,500,000	1,760,655
Cincinnati, OH, Water & Sewer Revenue:
5.5%, 12/1/2014	1,500,000	1,753,410
5.5%, 12/1/2017	1,000,000	1,151,050
Cleveland, OH, Core City (REV) Lease, Parking Facility Revenue, 6.0%, 9/15/2009 (b)	1,385,000	1,668,482
Cleveland, OH, Electric Revenue, Public Power Systems Revenue:
Series A, Zero Coupon, 11/15/2012 (b)	2,250,000	1,620,990
Series 1, 6.0%, 11/15/2011 (b)	1,050,000	1,284,465
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,021,120
Cleveland, OH, Water & Sewer Revenue:
Series J, 5.375%, 1/1/2014 (b)	1,500,000	1,740,150
Series J, 5.375%, 1/1/2016 (b)	2,000,000	2,287,940
Series G, 5.5%, 1/1/2013 (b)	10,000,000	11,759,100
Cleveland-Cuyahoga County, Port Authority Revenue, 6.0%, 3/1/2007	2,060,000	2,293,089
Crawford County, Prerefunded, 6.75%, 12/1/2019 (b)	700,000	773,283
Cuyahoga County, Hospital and Healthcare Revenue, Prerefunded, 6.25%, 8/15/2014	8,000,000	9,039,360
Cuyahoga County, County (GO) Lease, 5.0%, 12/1/2020	1,000,000	1,072,770
Cuyahoga County, County (GO), 5.65%, 5/15/2018	500,000	612,850
Cuyahoga County, Multi Family Housing Revenue, 6.5%, 10/20/2020 (b)	1,000,000	1,058,760
Dublin, OH, School District GO, Zero Coupon, 12/1/2011 (b)	1,095,000	822,356
Fayette County, School District GO, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	115,000	129,983
Finneytown, OH, Other GO, Local School District, 6.2%, 12/1/2017 (b)	320,000	413,994
Franklin County, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	527,310
5.5%, 7/1/2017	1,000,000	1,005,190
Franklin County, School District GO, 6.5%, 12/1/2013	500,000	642,840
Green Springs, OH, Senior Care Revenue, Hospital and Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	4,635,000	4,076,343
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	3,663,330
Hamilton County, Sales & Special Tax Revenue:
Series B, 5.75%, 12/1/2014 (b)	2,000,000	2,361,160
Series B, 5.75%, 12/1/2015 (b)	4,240,000	4,990,141
Hilliard, OH, School District GO, Series A, Zero Coupon, 12/1/2012 (b)	1,655,000	1,189,482
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (b)	1,005,000	722,856
Lakeview, OH, Local School District, Prerefunded, 6.9%, 12/1/2014 (b)	700,000	774,844
Liberty Benton, OH, School District GO, Zero Coupon, 12/1/2014 (b)	570,000	375,356
Liberty, OH, School District GO, Zero Coupon, 12/1/2012 (b)	255,000	183,240
Lorain County, Hospital & Healthcare Revenue, Series A, Prerefunded, 5.9%, 12/15/2008	1,000,000	1,023,020
Lorain County, Lakeland Community Hospital Inc., ETM, 6.5%, 11/15/2012	935,000	959,123
Lucas County, Flower Hospital, Prerefunded, 6.125%, 12/1/2013	1,375,000	1,482,910
Lucas County, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,139,080
Series A, 6.75%, 7/1/2020	2,000,000	2,109,880
Marion County, Senior Care Revenue, Healthcare Facilities, Church Homes Project:
6.3%, 11/15/2015	3,600,000	3,678,624
6.375%, 11/15/2010	3,160,000	3,241,275
Miami County, Hospital & Healthcare Revenue, Upper Valley Medical Center, Series C, 6.25%, 5/15/2013	1,000,000	1,064,130
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023 (b)	390,000	411,575
North Olmstead, OH, Other GO, 6.2%, 12/1/2011 (b)	2,000,000	2,423,000
Ohio, Building Authority, Juvenile Correctional Facility, Series A, Prerefunded, 6.6%, 10/1/2014 (b)	200,000	218,558
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,802,904
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,253,890
Series B, 6.5%, 10/1/2020	2,250,000	2,980,283
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,188,850
Series A, 6.0%, 12/1/2017	1,060,000	1,260,181
Ohio, Higher Education Revenue, University of Dayton, 6.6%, 12/1/2017 (b)	430,000	450,627
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%, 9/1/2016	400,000	407,732
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (b)	1,250,000	1,468,025
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (b)	240,000	277,896
Ohio, Mortgage Revenue, Single Family Housing Finance Agency:
Prerefunded, Zero Coupon, 1/15/2015 (b)	3,515,000	2,093,569
Prerefunded, Zero Coupon, 1/15/2015 (b)	4,360,000	2,515,589
Ohio, Project Revenue, Administrative Building Funds Project, Series A, 5.375%, 10/1/2013	1,000,000	1,153,120
Ohio, Sales & Special Tax Revenue, Infrastructure Improvement, Series B, 5.25%, 2/1/2014	5,000,000	5,887,900
Ohio, School District GO, 6.0%, 12/1/2019 (b)	475,000	603,260
Ohio, State (GO) Lease, Higher Education Revenue, Series B, 5.625%, 5/1/2015	1,000,000	1,190,060
Ohio, State Agency (REV) Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (b)	4,370,000	5,051,676
Series A, 5.5%, 10/1/2016 (b)	3,790,000	4,353,535
Series A, 5.5%, 10/1/2018 (b)	3,695,000	4,212,522
Ohio, State Agency (REV) Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	4,209,949
Ohio, State GO, 6.0%, 8/1/2010	1,000,000	1,216,080
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (b)	6,925,000	8,350,927
Ohio, Water & Sewer Revenue, Bay Shore Project, AMT, Series A, 5.875%, 9/1/2020	4,250,000	3,968,055
Olentangy, OH, School District GO, Series A, 5.85%, 12/1/2007	400,000	436,268
Olmsted Falls, OH, City School District, Prerefunded, 6.85%, 12/15/2011 (b)	250,000	276,973
Sandusky County, County GO, 6.2%, 12/1/2013 (b)	500,000	548,255
South Euclid Lyndhurst, OH, School District GO, 6.4%, 12/1/2018 (b)	535,000	625,030
Springboro, OH, School District GO, Community City School District, 6.0%, 12/1/2011 (b)	500,000	597,945
Springdale, OH, Senior Care Revenue, 6.0%, 11/1/2018	2,000,000	2,080,380
Summit County, Prerefunded, 6.4%, 12/1/2014 (b)	1,000,000	1,099,010
Toledo, OH, Other GO, Macys Project, Series A, 6.35%, 12/1/2025 (b)	1,000,000	1,167,310
Toledo, OH, Water & Sewer Revenue, 4.75%, 11/15/2017 (b)	1,000,000	1,069,280
Trumbull County, County GO, 6.2%, 12/1/2014 (b)	500,000	544,805
Tuscarawas Valley, OH, School District GO, 6.6%, 12/1/2015 (b)	365,000	420,648
Wayne, OH, School District GO:
6.45%, 12/1/2011 (b)	155,000	195,629
6.6%, 12/1/2016 (b)	200,000	265,624
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,829,633
Wooster, OH, School District GO, Zero Coupon, 12/1/2013 (b)	930,000	637,376
		163,631,765
Oklahoma 0.9%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority:
5.75%, 8/15/2006	2,415,000	2,597,260
6.0%, 8/15/2014	2,695,000	2,732,649
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (b)	23,125,000	29,083,619
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority:
Zero Coupon, 12/1/2004 (b)	5,430,000	5,330,522
Zero Coupon, 12/1/2006 (b)	6,430,000	6,035,905
		45,779,955
Oregon 0.4%
Chemeketa, OR, School District GO, 5.5%, 6/1/2015 (b)	2,600,000	3,135,860
Oregon, State (GO) Lease, Administrative Services, Series B, 5.375%, 5/1/2015 (b)	7,550,000	8,660,756
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,687,517
5.75%, 11/15/2016	3,140,000	3,692,546
		17,176,679
Pennsylvania 3.7%
Allegheny County, Airport Revenue, Pittsburgh International, AMT, Series A, 5.75%, 1/1/2013 (b)	3,080,000	3,611,362
Allegheny County, Airport Revenue: Inverse Floater Rites-PA 567A, 9.952%, 1/1/2010*	3,000,000	3,884,640
Inverse Floater Rites-PA 567B, 9.952%, 1/1/2011*	1,500,000	1,955,925
Inverse Floater Rites-PA 567C, 9.96%, 1/1/2013*	3,160,000	4,250,326
Inverse Floater Rites-PA 567D, 9.952%, 1/1/2014*	5,250,000	7,217,123
Allegheny County, Port Authority Revenue:
5.5%, 3/1/2015 (b)	2,000,000	2,313,480
5.5%, 3/1/2016 (b)	1,000,000	1,148,600
5.5%, 3/1/2017 (b)	1,000,000	1,141,990
Berks County, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital and Medical Center Project, 5.7%, 10/1/2014 (b)	1,000,000	1,203,830
Bucks County, PA, Water and Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	365,000	407,610
Delaware County, Hospital and Healthcare Revenue, Series B, Prerefunded, 6.0%, 11/15/2007	915,000	953,146
Delaware County, Senior Care Revenue, Hospital and Healthcare Revenue, Series A, 6.6%, 7/1/2006	1,000,000	1,031,660
Delaware Valley, PA, Core City GO, Regional Financial Authority, Inverse Floater Rites-PA 1028, 10.05%, 1/1/2014*	12,500,000	17,916,500
Erie County, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,065,240
Exter Township, PA, School District GO, Zero Coupon, 5/15/2017 (b)	3,700,000	2,079,770
Indiana County, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (b)	1,000,000	1,174,280
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,108,790
Mckean County, Hospital & Healthcare Revenue, Bradford Hospital Project, 5.95%, 10/1/2008 (b)	2,800,000	2,965,844
Montgomery County, Senior Care Revenue, Industrial Development Authority, Retirement-Life Communities, 5.25%, 11/15/2028	3,500,000	3,497,480
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (b)	845,000	1,005,719
Pennsylvania, Convention Center Authority, Series A, 6.0%, 9/1/2019 (b)	2,200,000	2,767,666
Pennsylvania, Core City GO, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	34,193,600
Pennsylvania, Higher Education Revenue, Ursinus College:
5.85%, 1/1/2017	1,475,000	1,666,617
5.9%, 1/1/2027	3,400,000	3,789,062
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,851,304
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority:
Series A, 6.7%, 9/1/2014	3,750,000	4,008,788
Series A, 6.75%, 9/1/2019	8,775,000	9,380,212
Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority:
Inverse Floater, 8.97%, 6/15/2013*	2,225,000	2,805,948
Inverse Floater, 8.97%, 6/15/2014* (b)	2,500,000	3,146,850
Inverse Floater, 8.97%, 6/15/2015* (b)	2,250,000	2,818,845
Pennsylvania, State Agency (REV) Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (b)	4,875,000	5,716,279
Pennsylvania, State GO:
Inverse Floater, 18.17%, 5/1/2019*	5,000,000	7,835,600
6.25%, 7/1/2010	1,000,000	1,225,010
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019	2,000,000	2,187,500
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike:
Series T, 5.5%, 12/1/2013 (b)	2,000,000	2,422,500
Series S, 5.625%, 6/1/2014	3,750,000	4,415,775
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (b)	1,750,000	2,066,050
Philadelphia, PA, Core City (GO) Lease, Municipal Authority, Series D, 6.25%, 7/15/2013	2,500,000	2,557,575
Philadelphia, PA, Core City (REV) Lease, Municipal Authority, Series D, 6.3%, 7/15/2017	2,300,000	2,351,773
Philadelphia, PA, Industrial Development Revenue, Industrial Development Authority, Series A, 6.5%, 10/1/2027	1,000,000	990,120
Philadelphia, PA, Port Authority Revenue, 6.2%, 9/1/2013 (b)	2,000,000	2,050,660
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (b)	1,000,000	1,227,170
Pittsburgh, PA, Water and Sewer System, ETM, 7.25%, 9/1/2014 (b)	150,000	193,466
Pittsburgh, PA, Core City GO, Series A, 5.5%, 9/1/2014 (b)	1,500,000	1,802,535
Westmoreland County, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (b)	7,300,000	8,573,704
Westmoreland County, Project Revenue, Zero Coupon, 8/15/2017 (b)	6,230,000	3,465,936
		181,443,860
Puerto Rico 1.2%
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (b)	8,710,000	10,379,184
Puerto Rico, Electric Revenue, Power Authority, Series S, 6.125%, 7/1/2009 (b)	2,000,000	2,430,200
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation Authority, 5.5%, 7/1/2013 (b)	1,000,000	1,206,970
Puerto Rico, Sales & Special Tax Revenue: Inverse Floater Rites PA 620A, 10.6%, 7/1/2013*	2,500,000	3,745,075
Inverse Floater Rites PA 944RA, 9.619%, 7/1/2015* (b)	3,720,000	5,286,827
Inverse Floater Rites PA 993R, 9.622%, 7/1/2019*	11,325,000	16,094,977
Inverse Floater Rites PA 994RC, 9.619%, 7/1/2007* (b)	3,000,000	4,198,020
Puerto Rico, State Agency (GO) Lease, Municipal Finance Agency, Series A, 6.0%, 7/1/2014 (b)	250,000	267,105
Puerto Rico, State GO, 5.5%, 7/1/2014 (b)	5,000,000	6,042,650
Puerto Rico, State GO, Public Building Authority, Series A, ETM, 6.25%, 7/1/2013 (b)	1,000,000	1,272,510
Puerto Rico, State GO, Public Improvements, 5.5%, 7/1/2013 (b)	5,000,000	6,034,850
		56,958,368
Rhode Island 1.2%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2010 (b)	6,200,000	7,483,090
Series B, ETM, 5.8%, 8/1/2011 (b)	4,525,000	5,496,337
Series B, ETM, 5.8%, 8/1/2012 (b)	2,500,000	3,063,025
Series B, ETM, 5.8%, 8/1/2013 (b)	7,340,000	9,046,110
Rhode Island, Project Revenue, Convention Center Authority:
Series B, 5.0%, 5/15/2010 (b)	5,000,000	5,718,200
Series B, 5.25%, 5/15/2015 (b)	22,000,000	25,864,960
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (b)	2,000,000	2,379,060
		59,050,782
South Carolina 0.6%
Charleston County, County (GO) Lease:
Series B, 6.875%, 6/1/2014 (b)	240,000	257,722
Series B, 7.0%, 6/1/2019 (b)	115,000	123,538
Lexington County, Hospital & Healthcare Revenue, 5.5%, 11/1/2032	4,515,000	4,739,441
Piedmont, SC, Electric Revenue, Municipal Power Agency:
5.5%, 1/1/2012 (b)	2,810,000	3,290,622
ETM, 5.5%, 1/1/2012 (b)	2,190,000	2,608,049
Series A, ETM, 6.5%, 1/1/2016 (b)	430,000	561,167
South Carolina, Electric Revenue, Municipal Power Agency, 6.75%, 1/1/2019 (b)	3,525,000	4,658,076
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance, Series A, 7.375%, 12/15/2021	4,500,000	5,062,275
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (b)	5,300,000	6,068,235
		27,369,125
Tennessee 1.3%
Knox County, Hospital & Healthcare Revenue, Inverse Floater Rites-PA 750, 9.912%, 1/1/2012* (b)	8,940,000	12,184,326
Knox County, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (b)	15,405,000	18,082,851
5.75%, 1/1/2014 (b)	2,000,000	2,382,460
6.25%, 1/1/2013 (b)	4,000,000	4,880,000
7.25%, 1/1/2009 (b)	3,750,000	4,630,200
Shelby County, County GO:
Zero Coupon, 8/1/2012	3,410,000	2,451,415
Zero Coupon, 8/1/2013	3,440,000	2,355,265
Zero Coupon, 8/1/2014	4,965,000	3,225,214
Tennessee, Single Family Housing Revenue, Housing Development Agency Mortgage Financial:
Series A, 7.05%, 7/1/2020	14,405,000	14,956,279
Series A, 7.125%, 7/1/2026	270,000	280,511
		65,428,521
Texas 8.6%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,073,589
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	21,780,000	19,022,870
Austin, TX, School District GO, Independent School District, 5.0%, 8/1/2015 (b)	2,000,000	2,302,640
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (b)	13,520,000	9,614,342
Boerne, TX, School District (GO) Lease, Independent School District:
Zero Coupon, 2/1/2014 (b)	2,785,000	1,842,445
Zero Coupon, 2/1/2016 (b)	3,285,000	1,949,779
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (b)	4,085,000	4,994,444
Cedar Hill, TX, School District GO:
Zero Coupon, 8/15/2009 (b)	1,500,000	1,193,790
Zero Coupon, 8/15/2010 (b)	3,130,000	2,350,818
Cypress and Fairbanks, TX, School District (GO) Lease, Cypress-Fairbaks Texas Independent School District, Series A, Zero Coupon, 2/15/2014 (b)	6,000,000	3,967,560
Cypress and Fairbanks, TX, School District GO, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012 (b)	5,750,000	4,206,413
Series A, Zero Coupon, 2/15/2013 (b)	8,840,000	6,157,325
Dallas Fort-Worth, TX, Airport Revenue, 5.75%, 11/1/2013 (b)	4,285,000	4,888,071
Dallas, TX, Airport Revenue, International Airport, Series 350, 9.615%, 5/1/2011** (b)	17,875,000	21,194,388
Dallas, TX, Core City GO, Inverse Floater:
9.05%, 2/15/2018*	3,915,000	4,907,100
9.05%, 2/15/2019*	4,110,000	5,087,399
9.05%, 2/15/2020*	5,125,000	6,255,729
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (b)	2,460,000	660,830
Dallas-Fort Worth, TX, Airport Revenue:
Series A, 7.375%, 11/1/2008 (b)	4,500,000	4,843,035
Series A, 7.375%, 11/1/2009 (b)	4,500,000	4,843,035
Series A, 7.375%, 11/1/2010 (b)	3,500,000	3,766,805
Series A, 7.75%, 11/1/2003 (b)	1,000,000	1,027,520
Series A, 7.8%, 11/1/2005 (b)	2,000,000	2,155,800
Series A, 7.8%, 11/1/2006 (b)	2,025,000	2,181,310
Series A, 7.8%, 11/1/2007 (b)	2,390,000	2,574,484
Galveston County, County GO, 5.5%, 2/1/2014 (b)	1,675,000	1,934,726
Galveston County, County GO, Justice Center and Public Safety Building, 5.5%, 2/1/2014 (b)	2,235,000	2,581,559
Georgetown, TX, Higher Education Revenue, Southwestern University Project, 6.25%, 2/15/2009	840,000	870,240
Grapevine-Colleyville, TX, School District GO:
Zero Coupon, 8/15/2010	2,160,000	1,715,623
Zero Coupon, 8/15/2013	1,000,000	682,990
Harris County, County GO: Zero Coupon, 10/1/2017 (b)	3,910,000	2,139,630
Series A, Zero Coupon, 8/15/2005 (b)	4,025,000	3,904,250
Harris County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project:
6.25%, 5/15/2009 (b)	2,965,000	3,517,024
6.25%, 5/15/2010 (b)	3,000,000	3,582,990
Harris County, School District GO, Series A, Zero Coupon, 8/15/2004 (b)	2,050,000	2,021,218
Harris County, Transportation/Tolls Revenue, 6.0%, 8/1/2010 (b)	18,415,000	22,247,162
Harris County, Transportation/Tolls Revenue, Series A, Zero Coupon, 8/15/2004 (b)	4,050,000	3,993,138
Hidalgo County, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	2,880,000	2,882,218
Houston, TX, Airport Revenue:
AMT, Series A, 5.875%, 7/1/2013 (b)	6,000,000	6,788,760
AMT, Series A, 5.875%, 7/1/2015 (b)	9,505,000	10,741,220
AMT, Series A, 6.0%, 7/1/2014 (b)	5,030,000	5,728,868
Houston, TX, Airport Revenue, Continental Airlines, Series B, 6.125%, 7/15/2027	3,100,000	1,960,626
Houston, TX, Airport Revenue, Continental Airlines Project, Series C, 5.7%, 7/15/2029	2,000,000	1,184,740
Houston, TX, School District GO, Series A, Zero Coupon, 2/15/2015	26,000,000	14,927,120
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2016 (b)	10,000,000	11,501,200
5.75%, 12/1/2015 (b)	5,000,000	5,981,000
Series B, 5.75%, 12/1/2016 (b)	3,000,000	3,561,690
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2005 (b)	15,000,000	14,465,850
Series C, Zero Coupon, 12/1/2009 (b)	14,750,000	12,244,860
Series C, Zero Coupon, 12/1/2010 (b)	5,000,000	3,932,700
Series C, Zero Coupon, 12/1/2012 (b)	4,350,000	3,088,152
Laredo, TX, School District GO, Independent School District, Prerefunded, 6.0%, 8/1/2011	2,465,000	2,979,766
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (b)	2,415,000	2,796,715
Series B, ETM, 5.625%, 12/1/2008 (b)	4,400,000	5,189,008
Series B, ETM, 5.625%, 12/1/2009 (b)	4,640,000	5,548,002
Montgomery County:
Prerefunded, Zero Coupon, 9/1/2004 (b)	795,000	784,442
Prerefunded, Zero Coupon, 9/1/2005 (b)	685,000	666,039
Montgomery County, County (GO) Lease:
Zero Coupon, 9/1/2003 (b)	2,675,000	2,667,724
Zero Coupon, 9/1/2004 (b)	2,680,000	2,640,658
Montgomery County, County GO, Zero Coupon, 9/1/2005 (b)	2,790,000	2,703,845
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (b)	2,180,000	2,569,806
Northside, TX, School District GO, 5.5%, 2/15/2014	2,685,000	3,102,571
Tarrant County, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
6.0%, 5/15/2011 (b)	4,615,000	5,410,626
6.0%, 5/15/2021 (b)	6,235,000	7,591,362
Texas, Electric Revenue:
Zero Coupon, 9/1/2017 (b)	5,935,000	3,259,146
ETM, Zero Coupon, 9/1/2017 (b)	65,000	35,944
Texas, Electric Revenue, Municipal Power Agency:
Zero Coupon, 9/1/2016 (b)	18,470,000	10,716,479
6.1%, 9/1/2007 (b)	9,250,000	10,798,728
Texas, Multi-Family Housing Revenue, Department Housing & Community Affairs, Series A, 6.4%, 1/1/2027	3,350,000	3,514,452
Texas, Municipal Power Agency:
ETM, Zero Coupon, 9/1/2016 (b)	205,000	119,718
ETM, 6.1%, 9/1/2009 (b)	4,435,000	5,397,262
Texas, Other GO, 7.0%, 9/15/2012	8,072,624	8,277,265
Texas, Port Authority Revenue, Zero Coupon, 1/1/2013 (b)	5,600,000	3,944,248
Texas, School District GO, Community College District:
5.5%, 8/15/2014 (b)	3,145,000	3,710,408
5.5%, 8/15/2015 (b)	3,435,000	4,023,278
5.5%, 8/15/2017 (b)	4,060,000	4,685,605
Texas, State Agency (GO) Lease, Public Finance Authority, Series B, 6.25%, 2/1/2008 (b)	5,190,000	6,121,501
Texas, Water & Sewer Revenue, Trinity River Authority:
5.5%, 2/1/2019 (b)	1,000,000	1,144,710
5.5%, 2/1/2022 (b)	4,725,000	5,314,680
Texas, Water & Sewer Revenue, Water Development Board Revenue, Series A, 5.625%, 7/15/2015	1,000,000	1,158,200
Titus County, Water & Sewer Revenue, Hospital District Revenue, 6.125%, 8/15/2013	6,700,000	6,625,764
Travis County, Hospital & Healthcare Revenue, Health Facilities Development Corp.:
Series A, 5.75%, 11/15/2011 (b)	3,440,000	3,969,382
Series A, 6.25%, 11/15/2016 (b)	13,770,000	17,042,991
Travis County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, 6.25%, 11/15/2015 (b)	2,780,000	3,440,778
Waxahachie, TX, School District GO, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	2,955,564
Zero Coupon, 8/15/2013	2,060,000	1,407,804
		425,555,546
Utah 0.6%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (b)	1,630,000	2,385,603
Salt Lake City, Core City GO, 5.75%, 6/15/2014	25,000	29,387
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012**	1,500,000	1,800,435
Utah, Electric Revenue, Associated Municipal Power System:
Zero Coupon, 7/1/2004 (b)	5,895,000	5,822,020
Zero Coupon, 7/1/2005 (b)	5,900,000	5,736,688
Zero Coupon, 7/1/2006 (b)	5,895,000	5,593,235
Zero Coupon, 7/1/2007 (b)	3,750,000	3,432,075
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (b)	630,000	632,457
Utah, Electric Revenue, Intermountain Power Agency:
Zero Coupon, Series A, ETM, 7/1/2003 (b)	630,000	629,439
Zero Coupon, Series A, 7/1/2003 (b)	370,000	369,656
Zero Coupon, Series A, 7/1/2004 (b)	635,000	627,139
Zero Coupon, Series A, ETM, 7/1/2004 (b)	1,095,000	1,082,265
West Valley City, UT, Excise Tax Revenue, ETM, 10.625%, 7/1/2004 (b)	160,000	168,827
		28,309,226
Vermont 0.2%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (b)	4,800,000	5,611,200
5.375%, 7/1/2014 (b)	5,055,000	5,883,312
		11,494,512
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	900,000	1,037,646
Virginia 0.8%
Fairfax County, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,118,860
Fairfax County, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,541,123
Richmond, VA, Core City GO, Public Improvement, 5.375%, 7/15/2015 (b)	2,285,000	2,638,809
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (b)	5,500,000	6,888,090
Virginia, Resource Recovery Revenue, Public Service Authority Refunding, Series A, 5.25%, 7/1/2010 (b)	7,380,000	8,568,106
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (b)	3,000,000	3,435,450
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015** (b)	5,700,000	6,721,383
		37,911,821
Washington 3.2%
Chelan County, Electric Revenue, Public Utilities, Colombia River Rock, Zero Coupon, 6/1/2014 (b)	12,685,000	8,195,398
Clark and Skamania Counties, School District GO, 6.5%, 12/1/2013 (b)	4,430,000	5,595,622
Clark County, Electric Revenue, Public Utilities District No. 001 Generating Systems, 6.0%, 1/1/2008 (b)	2,200,000	2,574,792
Clark County, School District GO, Zero Coupon, 12/1/2017 (b)	6,725,000	3,638,830
Clark County, School District GO, No. 98 Hockinson, 6.125%, 12/1/2011 (b)	3,190,000	3,852,212
King and Snohomish Counties, School District GO, No. 417 Northshore, 5.6%, 12/1/2010 (b)	1,650,000	1,962,906
King County, County GO, Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	10,782,499
King County, County GO, King Co. Washington GO Prerefunded, 6.625%, 12/1/2015	1,010,000	1,232,634
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (b)	4,000,000	4,854,320
Seattle, WA, Airport Revenue, Series B, 6.0%, 2/1/2012 (b)	1,765,000	2,092,690
Skagit County, School District GO, District No.100 Burlington Edison, 5.625%, 12/1/2015 (b)	4,925,000	5,772,199
Snohomish County, School District GO, 5.75%, 12/1/2011 (b)	3,485,000	4,198,693
Snohomish County, School District GO, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (b)	3,325,000	3,968,122
Spokane County, School District GO, Series B, Zero Coupon, 12/1/2014 (b)	2,500,000	1,597,775
Washington, Public Power Supply System Nuclear Project No. 2: Series A, 7.25%, 7/1/2006	6,585,000	7,736,782
Series A, ETM, 5.7%, 7/1/2008	3,730,000	4,377,416
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (b)	11,200,000	12,743,808
Washington, Electric Revenue, Public Power Supply Nuclear Project #2, 5.7%, 7/1/2008 (b)	1,270,000	1,481,087
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007 (b)	7,000,000	8,103,690
Washington, Electric Revenue, Public Power Supply System Nuclear Project # 2, Series B, 7.25%, 7/1/2006	415,000	483,570
Washington, Electric Revenue, Public Power Supply Systems:
Zero Coupon, 7/1/2007 (b)	4,375,000	3,989,519
Series B, 7.25%, 7/1/2009 (b)	12,350,000	14,756,274
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2004 (b)	3,625,000	3,573,199
Series A, Zero Coupon, 7/1/2005 (b)	4,125,000	3,996,713
Series B, Zero Coupon, 7/1/2006 (b)	5,555,000	5,252,919
Series A, Zero Coupon, 7/1/2006 (b)	1,380,000	1,304,555
Series A, Zero Coupon, 7/1/2010 (b)	5,860,000	4,642,116
Series A, Zero Coupon, 7/1/2011 (b)	4,200,000	3,199,098
Washington, Hospital & Healthcare Revenue, Health Care Facilities Authority:
5.75%, 11/1/2007 (b)	7,350,000	8,432,288
5.8%, 11/1/2008 (b)	4,865,000	5,665,293
5.8%, 11/1/2009 (b)	4,595,000	5,405,007
5.8%, 11/1/2010 (b)	2,100,000	2,472,120
Washington, State GO, Series 5, Zero Coupon, 1/1/2017 (b)	4,535,000	2,550,983
		160,485,129
West Virginia 0.1%
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	3,075,136
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	662,157
		3,737,293
Wisconsin 1.8%
Milwaukee County, Series A, ETM, Zero Coupon, 12/1/2011 (b)	220,000	165,057
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority:
Series B, 5.625%, 2/15/2029	9,725,000	9,799,688
5.75%, 11/15/2006 (b)	2,000,000	2,259,400
6.0%, 11/15/2008 (b)	4,085,000	4,795,422
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	21,800,000	21,997,944
Wisconsin, Hospital & Healthcare Revenue, Health and Education Facilities Authority:
5.75%, 11/15/2007 (b)	1,500,000	1,721,160
6.0%, 11/15/2009 (b)	4,330,000	5,140,013
6.1%, 8/15/2008 (b)	4,580,000	5,369,317
Series B, 6.25%, 1/1/2022 (b)	5,285,000	6,615,552
Series C, 6.25%, 1/1/2022 (b)	9,230,000	11,564,729
Series AA, 6.4%, 6/1/2008 (b)	2,335,000	2,755,323
Series AA, 6.45%, 6/1/2009 (b)	2,485,000	2,979,490
Series AA, 6.45%, 6/1/2010 (b)	2,650,000	3,200,538
Series AA, 6.5%, 6/1/2011 (b)	2,820,000	3,519,191
Series AA, 6.5%, 6/1/2012 (b)	3,000,000	3,726,840
Wisconsin, State Agency (GO) Lease, Health and Education Facilities Authority, 6.1%, 8/15/2009 (b)	2,000,000	2,372,740
		87,982,404
Wyoming 0.0%
Wyoming, Single Family Housing Revenue, Community Development Authority, Series B, 8.125%, 6/1/2021 (b)	30,000	30,042
Wyoming, Single Family Housing Revenue, Community Development Authority Housing, Series 2, 6.35%, 6/1/2029	155,000	165,004
		195,046
Total Investment Portfolio - 100.0% (Cost $4,310,372,296) (a)		4,939,689,140

* Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. These securities, amounting to $374,650,841, aggregating 7.5% of net assets, are shown at their current rate as of May 31, 2003.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of May 31, 2003.
(a) The cost for federal income tax purposes was $4,305,482,048. At May 31, 2003, net unrealized appreciation for all securities based on tax cost was $634,207,092. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $648,769,911 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,562,819.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
Capital Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

At May 31, 2003, insurance concentrations greater than 10% of the total Investment Portfolio were MBIA (30%), AMBAC (13%) and FGIC (13%).

(c) When-issued or forward delivery security (see Notes to the Financial Statements).
(d) At May 31, 2003, these securities have been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At May 31, 2003, open futures contracts sold short were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Net Unrealized Appreciation (Depreciation) ($)
10 Year Interest Rate Swap	9/15/2003	408	47,746,302	48,080,250	(333,948)
10 Year CBT Treasury Note	9/19/2003	2,826	333,009,481	334,704,375	(1,694,894)
Total net unrealized depreciation on open future contracts					(2,028,842)

At May 31, 2003, open forward commitments were as follows:
Notional Amount ($)	Description	Net Unrealized Appreciation ($)
25,000,000	MMD Lock with Morgan Guaranty Trust Co. terminating July 30, 2003, to pay the spread between a fixed rate of 4.485% and the spot rate on the MMD AAA yield curve at termination date.	920,000
Total net unrealized appreciation		920,000

At May 31, 2003, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation (Depreciation) ($)
9/26/2002 5/15/2012	9,000,000+++	Fixed - 3.28%	USD-Floating BMA Index	(292,500)
6/4/2003 6/4/2013	20,000,000+	Fixed - 4.199%	USD-Floating LIBOR BBA	(844,000)
6/5/2003 6/5/2013	40,000,000++	Fixed - 4.151%	USD-Floating LIBOR BBA	(1,472,000)
6/10/2003 6/10/2013	77,500,000+++	Fixed - 4.13%	USD-Floating LIBOR BBA	(2,797,750)
6/11/2003 6/11/2013	77,500,000+++	Fixed - 4.128%	USD-Floating LIBOR BBA	(2,743,500)
6/12/2003 6/12/2013	40,000,000++++	Fixed - 4.132%	USD-Floating LIBOR BBA	(1,380,000)
7/30/2003 7/30/2013	29,000,000+	Fixed - 4.322%	USD-Floating LIBOR BBA	(1,348,500)
10/8/2003 10/8/2011	100,000,000+++	Fixed - 3.472%	USD-Floating BMA Index	(4,310,000)
10/14/2003 10/14/2011	100,000,000+++++	Fixed - 3.431%	USD-Floating BMA Index	(3,900,000)
11/20/2003 11/20/2013	116,000,000+++++	Fixed - 3.92%	USD-Floating LIBOR BBA	46,400
6/10/2003 6/10/2013	77,500,000++++	Fixed - 4.126%	USD-Floating LIBOR BBA	(2,735,750)
6/12/2003 6/12/2013	40,000,000+++++	Fixed - 4.131%	USD-Floating LIBOR BBA	(1,440,000)
10/9/2003 10/9/2011	115,000,000+	Fixed - 3.485%	USD-Floating BMA Index	(5,025,500)
11/6/2003 11/6/2013	30,000,000+++++	Fixed - 4.416%	USD-Floating LIBOR BBA	(1,287,000)
11/12/2003 11/12/2013	30,000,000+++++	Fixed - 4.288%	USD-Floating LIBOR BBA	(942,000)
11/18/2003 11/18/2013	58,000,000+++	Fixed - 4.116%	USD-Floating LIBOR BBA	(991,800)
12/2/2003 12/2/2013	40,000,000++++	Fixed - 4.01%	USD-Floating LIBOR BBA	(296,000)
Total net unrealized depreciation on open interest rate swaps				(31,759,900)

Counterparties:
+ Merrill Lynch Capital Services, Inc.
++ J.P. Morgan Chase Bank
+++ Lehman Brothers, Inc.
++++ Goldman, Sachs & Co.
+++++ Morgan Guaranty Trust Co.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2003
Assets
Investments in securities, at value (cost $4,310,372,296)	$ 4,939,689,140
Receivable for investments sold	829,383
Interest receivable	71,504,548
Receivable for Fund shares sold	1,378,571
Receivable for daily variation margin on open futures contracts	200,812
Net unrealized appreciation on open forward commitments	920,000
Other receivable	192,000
Total assets	5,014,714,454
Liabilities
Due to custodian bank	1,682,086
Payable for when-issued and delayed delivery securities	4,415,546
Notes payable	750,000
Dividends payable	3,106,686
Payable for Fund shares redeemed	3,082,632
Net unrealized depreciation on interest rate swaps	31,759,900
Accrued management fee	1,548,879
Other accrued expenses and payables	1,034,183
Total liabilities	47,379,912
Net assets, at value	$ 4,967,334,542
Net Assets
Net assets consist of: Undistributed net investment income	4,290,531
Net unrealized appreciation (depreciation) on: Investments	629,316,844
Other receivable	192,000
Forward commitments	920,000
Futures	(2,028,842)
Interest rate swaps	(31,759,900)
Accumulated net realized gain (loss)	(76,384,656)
Paid-in capital	4,442,788,565
Net assets, at value	$ 4,967,334,542

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2003 (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($2,454,461,595 / 258,399,923 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.50
Maximum offering price per share (100 / 95.5 of $9.50)	$ 9.95
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($66,205,799 / 6,969,579 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.50
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($24,103,970 / 2,537,413 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.50
Maximum offering price per share (100 / 99.00 of $9.50)	$ 9.60
Class AARP Net Asset Value, offering and redemption price per share ($1,585,406,126 / 166,888,250 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.50
Class S Net Asset Value, offering and redemption price per share ($837,156,002 / 88,111,861 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.50
Institutional Class Net Asset Value, offering and redemption price per share ($1,050 / 110.5 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.50

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2003
Investment Income
Income: Interest	$ 264,697,195
Expenses: Management fee	20,081,218
Administrative fee	6,107,788
Distribution service fees	6,588,712
Trustees' fees and expenses	119,131
Interest expense	12,257
Other	103,388
Total expenses, before expense reductions	33,012,494
Expense reductions	(7,944)
Total expenses, after expense reductions	33,004,550
Net investment income	231,692,645
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	80,273,123
Interest rate swaps	(84,378,594)
Forward commitments	5,992,873
Futures	(33,906,539)
(32,019,137)
Net unrealized appreciation (depreciation) during the period on: Investments	268,511,783
Other receivable	(192,000)
Interest rate swaps	(23,983,250)
Forward commitments	(833,915)
Futures	(2,028,842)
241,473,776
Net gain (loss) on investment transactions	209,454,639
Net increase (decrease) in net assets resulting from operations	$ 441,147,284

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended May 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income	$ 231,692,645	$ 230,938,071
Net realized gain (loss) on investment transactions	(32,019,137)	74,521,780
Net unrealized appreciation (depreciation) on investment transactions during the period	241,473,776	75,495
Net increase (decrease) in net assets resulting from operations	441,147,284	305,535,346
Distributions to shareholders from: Net investment income: Class A	(110,681,529)	(113,211,676)
Class B	(2,520,955)	(2,627,299)
Class C	(738,305)	(469,514)
Class AARP	(72,930,391)	(73,088,255)
Class S	(38,928,143)	(39,935,188)
Institutional Class	(37)	-
From net realized gains: Class A	(6,806,010)	-
Class B	(191,902)	-
Class C	(57,807)	-
Class AARP	(4,319,833)	-
Class S	(2,310,818)	-
Institutional Class	(3)	-
Fund share transactions: Proceeds from shares sold	414,170,246	885,394,692
Net assets acquired in tax-free reorganizations	-	2,584,208,162
Reinvestment of distributions	146,758,004	137,672,106
Cost of shares redeemed	(603,772,438)	(1,159,107,717)
Net increase (decrease) in net assets from Fund share transactions	(42,844,188)	2,448,167,243
Increase (decrease) in net assets	158,817,363	2,524,370,657
Net assets at beginning of period	4,808,517,179	2,284,146,522
Net assets at end of period (including undistributed net investment income of $4,290,531 and $1,850,191, respectively)	$ 4,967,334,542	$ 4,808,517,179

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.12	$ 9.00
Income from investment operations: Net investment income	.42	.42
Net realized and unrealized gain (loss) on investment transactions	.41	.12
Total from investment operations	.83	.54
Less distributions from: Net investment income	(.42)	(.42)
Net realized gain on investment transactions	(.03)	-
Total distributions	(.45)	(.42)
Net asset value, end of period	$ 9.50	$ 9.12
Total Return (%)[b]	9.41	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,454	2,416
Ratio of expenses before expense reductions (%)	.75	.77*
Ratio of expenses after expense reductions (%)	.75	.77*
Ratio of net investment income (%)	4.66	4.74*
Portfolio turnover rate (%)	22	33
[a] For the period from June 11, 2001 (commencement of sales of Class A shares) to May 31, 2002. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class B
Years Ended May 31,	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.35	.35
Net realized and unrealized gain (loss) on investment transactions	.42	.11
Total from investment operations	.77	.46
Less distributions from: Net investment income	(.35)	(.35)
Net realized gain on investment transactions	(.03)	-
Total distributions	(.38)	(.35)
Net asset value, end of period	$ 9.50	$ 9.11
Total Return (%)[b]	8.52	5.15**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66	65
Ratio of expenses (%)	1.53	1.58*
Ratio of net investment income (%)	3.88	3.93*
Portfolio turnover rate (%)	22	33
[a] For the period from June 11, 2001 (commencement of sales of Class B shares) to May 31, 2002. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class C
Years Ended May 31,	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.35	.34
Net realized and unrealized gain (loss) on investment transactions	.42	.11
Total from investment operations	.77	.45
Less distributions from: Net investment income	(.35)	(.34)
Net realized gain on investment transactions	(.03)	-
Total distributions	(.38)	(.34)
Net asset value, end of period	$ 9.50	$ 9.11
Total Return (%)[b]	8.52	5.11**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	14
Ratio of expenses (%)	1.56	1.59*
Ratio of net investment income (%)	3.85	3.92*
Portfolio turnover rate (%)	22	33
[a] For the period from June 11, 2001 (commencement of sales of Class C shares) to May 31, 2002. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized

Class AARP
Years Ended May 31,	2003	2002[a]	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.12	$ 8.95	$ 8.69
Income from investment operations: Net investment income	.44	.45	.37
Net realized and unrealized gain (loss) on investment transactions	.41	.17	.26
Total from investment operations	.85	.62	.63
Less distributions from: Net investment income	(.44)	(.45)	(.37)
Net realized gain on investment transactions	(.03)	-	-
Total distributions	(.47)	(.45)	(.37)
Net asset value, end of period	$ 9.50	$ 9.12	$ 8.95
Total Return (%)	9.61	6.92	7.35**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,585	1,502	1,470
Ratio of expenses (%)	.56	.57	.64c*
Ratio of net investment income (%)	4.85	4.92	4.92*
Portfolio turnover rate (%)	22	33	11
[a] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
[b] For the period from July 31, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.
[c] The ratio of operating expenses includes a one-time reduction in connection with a fund complex reorganization. The ratio without this reduction was .65%.
* Annualized
** Not annualized

Class S
Years Ended May 31,	2003	2002[a]	2001	2000	1999[b]	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 9.12	$ 8.95	$ 8.43	$ 8.98	$ 9.18	$ 9.13
Income from investment operations:
Net investment income	.44	.45	.44	.46	.19	.45
Net realized and unrealized gain (loss) on investment transactions	.41	.17	.52	(.51)	(.20)	.10
Total from investment operations	.85	.62	.96	(.05)	(.01)	.55
Less distributions from:
Net investment income	(.44)	(.45)	(.44)	(.46)	(.19)	(.45)
Net realized gains on investment transactions	(.03)	-	-	(.04)	-	(.05)
Total distributions	(.47)	(.45)	(.44)	(.50)	(.19)	(.50)
Net asset value, end of period	$ 9.50	$ 9.12	$ 8.95	$ 8.43	$ 8.98	$ 9.18
Total Return (%)	9.49	7.04	11.55	(.62)	(.17)**	6.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	837	812	814	664	713	737
Ratio of expenses before expense reductions (%)	.56	.57	.65	.66[d]	.64*	.62
Ratio of expenses after expense reductions (%)	.56	.57	.65	.65[d]	.64*	.62
Ratio of net investment income (%)	4.85	4.92	4.96	5.27	4.92*	4.96
Portfolio turnover rate (%)	22	33	11	47	14*	9
[a] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
[b] For the five months ended May 31, 1999. On August 10, 1998, the Fund changed its fiscal year end from December 31 to May 31.
[c] Year ended December 31.
[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .65% and .64%, respectively.
* Annualized
** Not annualized

Institutional Class
Years Ended May 31,	2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.33
Income from investment operations: Net investment income	.31
Net realized and unrealized gain (loss) on investment transactions	.20
Total from investment operations	.51
Less distributions from: Net investment income	(.31)
Net realized gain on investment transactions	(.03)
Total distributions	(.34)
Net asset value, end of period	$ 9.50
Total Return (%)	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.001
Ratio of expenses (%)	.54*
Ratio of net investment income (%)	4.74*
Portfolio turnover rate (%)	22
[a] For the period from August 19, 2002 (commencement of sales of Institutional Class shares) to May 31, 2003. * Annualized ** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Managed Municipal Bond Fund (the "Fund") (formerly Scudder Managed Municipal Bonds) is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class. On August 19, 2002, the Fund commenced offering Institutional Class shares which are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Commitment Agreements. A Municipal Market Data ("MMD") forward commitment agreement is a commitment to pay or receive at the termination date the spread between a fixed rate and a spot rate on the MMD AAA yield curve. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their agreement and from unanticipated changes in the interest rates on which the agreement is based. The Fund also bears the risk of limited liquidity prior to the termination. MMD forward commitments are valued daily and the change in value is recorded by the Fund as unrealized appreciation or depreciation on forward commitments. Upon the termination date, a cash payment is made based on the spread between the fixed rate and the spot rate and the Fund will realize a gain or loss based upon the cash payment received or paid.

Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Commencing after the effective date, cash payments are exchanged at specified intervals. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When entering into a closing transaction, the Fund will realize a gain or loss. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $21,929,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2008 ($12,507,000), May 31, 2009 ($7,004,000) and May 31, 2011 ($2,418,000), the respective expiration dates, whichever occurs first, and which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

In addition, from November 1, 2002 through May 31, 2003, the Fund incurred approximately $35,203,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2004.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income*	$ 7,388,534
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (21,929,000)
Net unrealized appreciation (depreciation) on investments	$ 634,207,092

In addition, during the years ended May 31, 2003 and May 31, 2002 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2003	2002
Distributions from tax-exempt income	$ 225,799,360	$ 229,331,932
Distributions from short-term capital gains	$ 2,475,481	$ -
Distributions from long-term capital gains	$ 11,210,892	$ -

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

At May 31, 2003, the other receivable of $192,000 (0.004% of net assets) has been valued in good faith as determined in accordance with procedures approved by the Trustees.

B. Purchases and Sales of Securities

During the year ended May 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $1,098,645,797 and $1,350,394,094, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.450% of the first $250,000,000 of the Fund's average daily net assets, 0.430% of the next $750,000,000 of such net assets, 0.410% of the next $1,500,000,000 of such net assets, 0.400% of the next $2,500,000,000 of such net assets, 0.380% of the next $2,500,000,000 of such net assets, 0.360% of the next $2,500,000,000 of such net assets, 0.340% of the next $2,500,000,000 of such net assets and 0.320% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended May 31, 2003, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.10%, 0.125%, 0.15%, 0.15%, 0.15% and 0.125%, of average daily net assets for Class A, B, C, AARP, S and Institutional Class shares, respectively, computed and accrued daily and payable monthly. For the period June 1, 2002 through June 11, 2002, the Advisor voluntarily waived 0.005% of the Administrative Fee for Class A.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B, C and Institutional Class shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers, not affiliated with the Advisor, provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. the Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the year ended May 31, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Fees Waived	Unpaid at May 31, 2003
Class A	$ 2,436,850	$ 3,312	$ 195,726
Class B	84,703	-	6,733
Class C	29,755	-	2,922
Class AARP	2,318,781	-	201,080
Class S	1,237,699	-	106,721
	$ 6,107,788	$ 3,312	$ 513,182

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of those expenses formerly covered under the Administrative Agreement. Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of each class at 0.80% of average daily net assets for Class A, B, C, AARP and S shares and 0.54% of average daily net assets for Institutional Class shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustees and trustee counsel fees).

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended May 31, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2003
Class B	$ 507,033	$ 42,488
Class C	148,774	15,282
	$ 655,807	$ 57,770

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended May 31, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at May 31, 2003	Effective Rate
Class A	$ 5,717,622	$ 434,231.23%
Class B	166,513	12,853.25%
Class C	48,770	4,795.25%
	$ 5,932,905	$ 451,879

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid to SDI in connection with the distribution of Class A and C shares for the year ended May 31, 2003 aggregated $208,028 and $511, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended May 31, 2003, the CDSC for Class B and C shares aggregated $125,795 and $9,367, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended May 31, 2003, SDI received $17,467.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended May 31, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $4,632 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. At the end of the period, $750,000 was outstanding. Interest expense incurred on the borrowings amounted to $12,257 for the year ended May 31, 2003. The average dollar amount of the borrowings was $5,350,000 and the weighted average interest rate on these borrowings was 1.999%.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended May 31, 2003		Year Ended May 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	20,986,909	$ 194,800,399	42,296,074*	$ 383,717,975*
Class B	2,265,059	21,105,613	1,266,678*	11,494,621*
Class C	1,566,539	14,619,324	754,250*	6,847,487*
Class AARP	11,410,208	106,193,791	9,080,392	82,524,706
Class S	8,318,649	77,450,119	44,156,592	400,809,903
Institutional Class**	108	1,000	-	-
		$ 414,170,246		$ 885,394,692
Shares issued in tax-free reorganizations
Class A	-	$ -	277,768,912	$ 2,499,961,842
Class B	-	-	8,020,544	72,187,172
Class C	-	-	1,339,956	12,059,148
		$ -		$ 2,584,208,162
Shares issued to shareholders in reinvestment of distributions
Class A	7,910,426	$ 73,544,462	7,591,446*	$ 68,948,245*
Class B	168,322	1,564,480	155,494*	1,412,630*
Class C	55,099	512,275	28,826*	261,797*
Class AARP	5,009,960	46,587,140	4,804,751	43,629,883
Class S	2,639,506	24,549,616	2,578,823	23,419,551
Institutional Class**	3	31	-	-
		$ 146,758,004		$ 137,672,106
Shares redeemed
Class A	(35,546,297)	$ (330,514,129)	(62,607,547)*	$ (568,555,897)*
Class B	(2,550,815)	(23,734,049)	(2,355,703)*	(21,419,870)*
Class C	(662,780)	(6,183,341)	(544,477)*	(4,952,666)*
Class AARP	(14,269,565)	(132,587,083)	(13,432,136)	(121,990,782)
Class S	(11,912,804)	(110,753,836)	(48,627,983)	(442,188,502)
Institutional Class**	-	-	-	-
		$ (603,772,438)		$ (1,159,107,717)
Net increase (decrease)
Class A	(6,648,962)	$ (62,169,268)	265,048,885*	$ 2,384,072,165*
Class B	(117,434)	(1,063,956)	7,087,013*	63,674,553*
Class C	958,858	8,948,258	1,578,555*	14,215,766*
Class AARP	2,150,603	20,193,848	453,007	4,163,807
Class S	(954,649)	(8,754,101)	(1,892,568)	(17,959,048)
Institutional Class**	111	1,031	-	-
		$ (42,844,188)		$ 2,448,167,243

* For the period from June 11, 2001, (commencement of sales of Class A, B and C shares) to May 31, 2002.
** For the period from August 19, 2002 (commencement of sales of Institutional Class shares) to May 31, 2003.

G. Acquisition of Assets

On June 8, 2001, the Fund acquired all the net assets of Kemper Municipal Bond Fund and Kemper Ohio Tax-Free Income Fund pursuant to plans of reorganization approved by shareholders on May 24, 2001. The acquisition of Kemper Municipal Bond Fund was accomplished by a tax-free exchange of 274,956,913 Class A shares, 6,926,222 Class B shares and 1,021,277 Class C shares of the Fund, respectively, for 248,280,451 Class A shares, 6,271,177 Class B shares and 920,713 Class C shares of Kemper Municipal Bond Fund, respectively, outstanding on June 8, 2001. The acquisition of Kemper Ohio Tax-Free Income Fund was accomplished by a tax-free exchange of 2,811,999 Class A shares, 1,094,322 Class B shares and 318,679 Class C shares of the Fund, respectively, for 2,479,812 Class A shares, 965,154 Class B shares and 281,161 Class C shares of Kemper Ohio Tax-Free Income Fund, respectively, outstanding on June 8, 2001. Kemper Municipal Bond Fund's net assets at that date ($2,546,182,540), including $150,928,377 of unrealized appreciation and Kemper Ohio Tax-Free Income Fund's net assets at that date ($38,025,622), including $1,764,050 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisitions were $2,286,479,077. The combined net assets of the Fund immediately following the acquisitions were $4,870,687,239.

Report of Independent Auditors

To the Trustees of Scudder Municipal Trust and the Shareholders of Scudder Managed Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Managed Municipal Bond Fund (formerly Scudder Managed Municipal Bonds) (the "Fund") at May 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts July 25, 2003	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

The Fund paid distributions of $.022 per share from net long-term capital gains during its year ended May 31, 2003, of which 100% represents 20% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of May 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (59) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: American Public Television; New England Aquarium; Becton Dickinson and Company (medical technology company); Mass Corporation for Educational Telecommunications; The A.H. Belo Company (media company); Committee for Economic Development; Concord Academy; Public Broadcasting Service; Boston Museum of Science	47
Dawn-Marie Driscoll (56) Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	47
Keith R. Fox (49) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	47
Louis E. Levy (70) Trustee, 2002-present	Retired. Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants (1992-1998); Partner, KPMG LLP (1958-1990). Directorships: Household International (banking and finance); ISI Family of Funds (registered investment companies; 4 funds overseen); Kimberly-Clark Corporation (personal consumer products)	47
Jean Gleason Stromberg (59) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, U.S. General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	47
Jean C. Tempel (60) Trustee, 1994-present	Managing Partner, First Light Capital (venture capital group) (2000-present); formerly, Special Limited Partner, TL Ventures (venture capital fund) (1996-1998); General Partner, TL Ventures (1994-1996); President and Chief Operating Officer, Safeguard Scientifics, Inc. (public technology business incubator company) (1991-1993). Directorships: Sonesta International Hotels, Inc.; Aberdeen Group (technology research); The Reference, Inc. (IT consulting for financial services); United Way of Mass Bay. Trusteeships: Connecticut College, Chair, Finance Committee; Northeastern University, Chair, Funds and Endowment Committee
		47
Carl W. Vogt (67) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	47

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (57) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
John Millette (40) Vice President and Secretary, 1999-present	Director, Deutsche Asset Management	n/a
Philip G. Condon (52) Vice President, 1997-present	Managing Director, Deutsche Asset Management	n/a
Ashton P. Goodfield (39) Vice President, 1999-present	Managing Director, Deutsche Asset Management	n/a
Kenneth Murphy (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Charles A. Rizzo (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000- present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone (37) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins (57) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Caroline Pearson (41) Assistant Secretary, 1997-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-SCUDDER.

Investment Products

Scudder Funds

Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Gold & Precious Metals Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund (formerly Deutsche High Yield Bond Fund)

Scudder High Income Fund (formerly Scudder High Yield Fund)

Scudder High Income Opportunity Fund (formerly Scudder High Yield Opportunity Fund)

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central European Equity Fund, Inc.

The Germany Fund, Inc.

The New Germany Fund, Inc.

The SMALLCap Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

For shareholders of Classes A, B, C and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 621-1048 To speak with a Scudder service representative.
Written correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148

	Class A	Class B	Class C	Institutional
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SMLIX
CUSIP Number	811170-802	811170-885	811170-877	81118T-204
Fund Number	466	666	766	544

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AMUBX	SCMBX
Fund Number	166	066

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended May 31, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Managed Municipal Bond Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Managed Municipal Bond Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               July 25, 2003